UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3696

Reserve Municipal Money-Market Trust II
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended August 31, 2008

Item 1.           Schedule of Investments

RESERVE MUNICIPAL MONEY MARKET TRUST II-INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008 (Unaudited)

Principal
Amount		Value

	TAX-EXEMPT OBLIGATIONS - 93.7%

	ALABAMA - 0.5%
$8,500,000	Gadsden IDA for Incremental Rigid Building, Series B, 2.00%, 10/1/26 (a)	$8,500,000
1,000,000	Stevenson IDA for Mead Corporation, 1.94%, 4/1/33 (a)	1,000,000
		9,500,000
	ARKANSAS - 0.1%
1,125,000	University of Arkansas, 5.00%, 12/1/08 (a)	1,133,163

	ARIZONA - 1.4%
130,000	Apache County IDA for Tucson Electric Power, Series 83A, 1.75%, 12/15/18(a)	130,000
2,000,000	Apache County IDA for Tucson Electric Power, Series 83B, 1.70%, 12/15/18(a)	2,000,000
70,000	Apache County IDA for Tucson Electric Power, Series 83C, 1.75%, 12/15/18(a)	70,000
2,000,000	Arizona HFA for Banner Health System, Series D, 5.00%, 1/1/09(a)	2,018,381
160,000	Arizona HFA for Catholic West, Series B, 1.78%, 7/1/35(a)	160,000
4,960,000	Arizona HFA for The Terraces, 1.83%, 12/1/37(a)	4,960,000
230,000	Arizona Sports and Tourism Authority Revenue, 1.85%, 7/1/36 (a)	230,000
5,620,000	Arizona State University Project for Sun Devil Energy Center. 2.00, 7/1/30 (a)	5,620,000
460,000	Coconino County IDA for Scuff Steel Project, 1.94%, 3/1/27(a)	460,000
85,000	Maricopa County IDA for Jia Corp Project, 2.00%, 11/1/14(a)	85,000
560,000	Maricopa County IDA FNMA for Las Gardenias Apartments, Series A, 2.00%, 4/15/33(a)	560,000
60,000	Maricopa County IDA MHR for San Clemente Apartments Project, 2.08%, 3/15/37(a)	60,000
60,000	Maricopa County IDA MHR for San Remo Apartments Project, 2.08%, 9/15/35(a)	60,000
160,000	Phoenix IDA for Southwest Human Development Project, 1.84%, 4/1/28(a)	160,000
1,360,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 1.88%, 10/1/29(a)	1,360,000
2,200,000	Pima County IDA for Delaware Military Academy, 1.86%, 9/1/38(a)	2,200,000
560,000	Pima County IDA for GNMA MBS Broadway, Series A, 1.64%, 12/1/25(a)	560,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 1.70%, 12/1/22(a)	3,400,000
450,000	Salt River Pima for Indian Community, 1.90%, 10/1/26(a)	450,000
121,000	Scottsdale IDA for Notre Dame, Series A, 1.85%, 5/1/21(a)	121,000
100,000	Temple IDA for ASUF Brickyard LLC Project, Series A, 1.90%, 7/1/34(a)	100,000
10,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 2.10%, 12/1/26(a)	10,000
960,000	Yavapai County IDA SWD for Allied Waste North American, Series A, 1.91%, 12/1/17(a)	960,000
160,000	Yuma IDA MHR for El Encanto Apartments Project, 1.98%, 4/15/33(a)	160,000
		25,894,381
	CALIFORNIA - 4.0%
105,000	ABAG Fin Authority for Colma Bart Apt. Association, 1.95%, 11/15/35 (a)	105,000
1,325,000	ABAG Fin Authority for Oshman Family Jewish Community, 2.20%, 6/1/37 (a)	1,325,000
9,000,000	Bay Area Toll Authority for San Francisco Area Series C, 1.75%, 4/1/45 (a)	9,000,000
10,000,000	Bay Area Toll Authority for San Francisco Area Series G-3, 1.80%, 4/1/47 (a)	10,000,000
18,390,000	California HFA for Home Mortgage, Series F, 2.85%, 2/1/33(a)	18,390,000
15,000	California HFA for Home Mortgage, Series F, 2.17%, 2/1/34(a)	15,000
2,085,000	California State Economic Recovery, Series C-15, 1.80%, 7/1/23 (a)	2,085,000
2,000,000	California Statewide DAR for Touro University Project, 1.75%, 9/1/29 (a)	2,000,000
2,900,000	California Statewide Community IDA, 1.95%, 5/1/19 (a)	2,900,000
2,900,000	California Statewide Community, 1.60%, 4/1/42 (a)	2,900,000
225,000	California WAR, 2.50%, 5/1/28 (a)	225,000
1,400,000	Concord MFH for Maplewood and Golden Glean, 1.90%, 12/1/30 (a)	1,400,000
9,000,000	Contra Costa Community MFH for Pleasant Hill, 2.65%, 4/15/46 (a)	9,000,000
2,975,000	Fremont CTFS for Partn Building, 1.90%, 7/1/15 (a)	2,975,000
160,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 3.00%, 7/1/12 (a)	160,000
625,000	Los Angeles CDA for Central Apartments, Project A, 1.90%, 12/1/38 (a)	625,000
500,000	Los Angeles for Capital Equipment, Series A, 3.50%, 9/1/09 (a)	508,587
2,000,000	Municipal Improvement of Los Angeles, 1.42%, 10/1/08 (a)	2,000,000
1,000,000	Orange County Sales Tax Revenue, 5.50%, 2/15/09 (a)	1,013,757
1,000,000	Riverside IDA for Rockwin Corp., Project Series II, 1.98%, 9/1/17 (a)	1,000,000
565,000	Riverside IDA for Spenuzza Project, 1.95%, 11/1/34 (a)	565,000
565,000	San Francisco California City for Second Series 37A, 1.90%, 5/1/19 (a)	565,000
3,700,000	Southern California Power Transmission Project, 2.10%, 7/1/19 (a)	3,700,000
		72,457,344

See notes of financial statements.

	COLORADO - 1.3%
6,600,000	Colorado ECFA for Bear Creek School Project, 1.80%, 10/1/32(a)	6,600,000
3,900,000	Colorado ECFA for Christian School, 1.98%, 5/1/37 (a)	3,900,000
155,000	Colorado ECFA for National Jewish Federation, 2.35%, 9/1/32 (a)	155,000
2,120,000	Colorado HFA for Covenant Retirement Community, 1.90%, 12/1/29(a)	2,120,000
3,020,000	Colorado HFA for West Regional Mental Health Project, 1.81%, 3/1/30 (a)	3,020,000
2,100,000	Colorado HFA for Lehman Communications Corp., 1.94%, 7/1/29 (a)	2,100,000
4,600,000	Colorado Springs IDA for Cooks Communications Project, 1.92%, 3/1/17 (a)	4,600,000
200,000	Jefferson County School District GO Bond, 6.25%, 12/15/08	201,753
		22,696,753
	CONNECTICUT - 4.8%
150,000	Connecticut HEFA for Avon Old Farms School , Series B, 1.85%, 7/1/35 (a)	150,000
1,000,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 1.85%, 7/1/31(a)	1,000,000
165,000	Connecticut HEFA for Hotchkiss School, Series A, 1.90%, 7/1/30(a)	165,000
870,000	Connecticut HEFA for Greenwich Academy, Series C, 1.79%, 3/1/37 (a)	870,000
225,000	Connecticut HEFA for Lawrence Hospital, 1.90%, 7/1/34 (a)	225,000
100,000	Connecticut HEFA for Masonicare, Series C, 2.60%, 7/1/37 (a)	100,000
1,775,000	Connecticut HEFA for Pomfret School, Series A, 1.85%, 7/1/24 (a)	1,775,000
220,000	Connecticut HEFA for Rosemary Hall, Series D, 1.70%, 7/1/37 (a)	220,000
2,000,000	Connecticut HEFA for Trinity College, Series L, 1.84%, 7/1/34 (a)	2,000,000
120,000	Connecticut HEFA for Yale University, Series U, 1.90%, 7/1/33 (a)	120,000
100,000	Connecticut HEFA for Yale University, Series X2, 1.55%, 7/1/37 (a)	100,000
19,770,000	Connecticut HFA Mortgage Financing Program, Series A-3, 2.43%, 5/15/33(a)	19,770,000
7,020,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.99%, 11/15/31(a)	7,020,000
9,500,000	Connecticut HFA Mortgage Financing Program Sub Series E-4, 2.43%, 11/15/27 (a)	9,500,000
6,050,000	Connecticut HFA Mortgage Financing Program Sub Series E-5, 2.43%, 11/15/35 (a)	6,050,000
1,385,000	Connecticut HFA Mortgage Financing Program, Series D-3, 1.99%, 5/15/33 (a)	1,385,000
100,000	Connecticut HFA Mortgage Financing Program, Sub Series D-4, 1.79%, 11/15/34 (a)	100,000
250,000	Connecticut HFA Mortgage Financing Program, Series D-4, 2.33%, 11/15/34 (a)	250,000
15,370,000	Connecticut HFA Mortgage Financing Program, Sub Series D-5, 1.99%, 11/15/35 (a)	15,370,000
7,080,000	Connecticut HFA Mortgage Financing Program, Sub Series D-6, 1.79%, 5/15/28 (a)	7,080,000
10,750,000	Connecticut HFA Mortgage Program, Sub Series B-4, 1.79%, 11/15/34 (a)	10,750,000
540,000	Connecticut Health Care for Living Project, 1.75%, 7/1/15 (a)	540,000
705,000	Connecticut State, 1.90%, 2/15/21 (a)	705,000
270,000	Hartford MHR for Underwood Towers Project, 1.95%, 6/1/20(a)	270,000
		85,515,000
	DISTRICT OF COLUMBIA - 1.4%
900,000	District of Columbia Multi-Modal GO, Series A, 2.65%, 6/1/15 (a)	900,000
1,610,000	District of Columbia Revenue for American Associates of Colleges, 1.86%, 7/1/23 (a)	1,610,000
6,865,000	District of Columbia Revenue for Field School Project, Series A, 1.88%, 7/1/31 (a)	6,865,000
15,000,000	District of Columbia Revenue for John F. Kennedy Center, 1.90%, 10/1/29 (a)	15,000,000
940,000	District of Columbia Revenue for Trinity Colleges, 1.88%, 7/1/31 (a)	940,000
		25,315,000
	FLORIDA - 9.4%
5,985,000	Broward County HCF for John Knox Village Project, 1.80%, 9/1/32 (a)	5,985,000
240,000	Broward County HFA Multifamily for Palms of Deerfield Beach, 2.00%, 8/15/38 (a)	240,000
630,000	Broward County School District COPS, 2.15%, 7/1/21 (a)	630,000
19,590,000	Broward County System Revenue, Series N, 2.25%, 10/1/29 (a)	19,590,000
965,000	Capital Travel Agency for Aero Miami Project Air Cargo, 2.00%, 8/1/34(a)	965,000
95,000	Charlotte County Utility Revenue, 1.99%, 10/1/21 (a)	95,000
135,000	Coconut Creek IDA for Elite Aluminum Corp. Project, 2.15%, 11/1/22 (a)	135,000
5,000,000	Collier County HCF for Moorings Inc. Project, 1.80%, 5/1/38 (a)	5,000,000
300,000	Florida HFC Multifamily for Falls of Venice Project, 2.04%, 12/1/31 (a)	300,000
700,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 1.93%, 2/1/36(a)	700,000
380,000	Florida HFC Multifamily for Bridgewater Club, 1.93%, 6/1/34 (a)	380,000
2,155,000	Florida State Board of Education Lottery Revenue, 5.25%, 1/1/09 (a)	2,177,094
6,585,000	Florida State Board of Education Lottery Revenue, Series B, 5.00%, 7/1/09 (a)	6,748,955
11,715,000	Florida State for Everglades Restoration, 1.85%, 7/1/27 (a)	11,715,000
555,000	Greater Orlando Aviation Authority, Series E, 2.08%, 10/1/21 (a)	555,000
1,380,000	Hillsborough County for Aviation Series C, 4.00%, 10/1/08	1,382,132
10,000,000	Hillsborough County School Board for Master Lease Project, Series A, 2.55%, 7/1/23 (a)	10,000,000
890,000	Jacksonville EDA for Lee & Caters Glass Inc., 2.00%, 4/1/33 (a)	890,000
1,160,000	Jacksonville EDA for Holland Shelter, Series A-1, 2.15%, 11/1/34 (a)	1,160,000
265,000	Jacksonville HCF, 1.88%, 2/1/18 (a)	265,000

See notes of financial statements.

1,100,000	Lakeland Electric and Water Revenue, 5.90%, 10/1/08 (a)	1,103,165
4,000,000	Leesburg HRB, Series A, 1.87%, 7/1/31 (a)	4,000,000
1,940,000	Marion County IDA for Hospice, 1.88%, 8/1/23 (a)	1,940,000
2,410,000	Martin County HCF for Medical Center, 1.80%, 11/15/24 (a)	2,410,000
3,645,000	Miami-Dade County IDA for Solid Waste Disposable Revenue, 2.15%, 9/1/27 (a)	3,645,000
10,600,000	Miami-Dade County IDA for United Way Miami Dade Inc. Project, 1.89%, 5/1/28 (a)	10,600,000
500,000	Miami-Dade County IDA for Professional Modification, 1.98%, 8/1/18 (a)	500,000
355,000	Miami-Dade County IDA for Airbus Service Co., 2.00%, 4/1/30 (a)	355,000
330,000	Miami-Dade County for School Board, Series C, 2.05%, 7/15/09 (a)	330,000
10,000,000	North Broward HRB, 1.85%, 1/15/27 (a)	10,000,000
2,570,000	Orange County HCFA for Orlando Regional Hospital Healthcare, 2.65%, 10/1/41 (a)	2,570,000
300,000	Orange County IDA for Independent Blood & Tissue Services, 1.85%, 10/1/27(a)	300,000
2,500,000	Orange County IDA for Lake Highland School, 1.90%, 8/1/32 (a)	2,500,000
665,000	Orange County School Board COPS Series B, 1.83%, 8/1/32 (a)	665,000
7,060,000	Palm Beach County EDA for YMCA Project, 1.88%, 11/1/28 (a)	7,060,000
240,000	Palm Beach County Revenue for Galaxy Aviation Apartments, 2.00%, 9/1/28 (a)	240,000
5,270,000	Palm Beach County Revenue for Palm Beach Day Academy, 1.88%, 1/1/37 (a)	5,270,000
1,100,000	Port Orange Revenue for Palmer College Project, 1.90%, 10/1/32 (a)	1,100,000
10,000,000	Palm Beach County Revenue for Pine Crest Preparatory, 1.90%, 6/1/37 (a)	10,000,000
15,000,000	Palm Beach County Revenue for Pine Crest Preparatory, 1.90%, 6/1/38 (a)	15,000,000
280,000	Sarasota County HCF for Bay Village, 1.92%, 12/1/23(a)	280,000
200,000	Seminole County IDA for Living Nursing, 2.04%, 2/1/11 (a)	200,000
1,500,000	St.Johns County HFA Multifamily for Summerset Village, 1.94%, 10/1/37 (a)	1,500,000
1,550,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 1.67%, 8/1/34 (a)	1,550,000
2,300,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 1.85%, 7/1/36(a)	2,300,000
2,880,000	USF Financing Corp. for College of Medicine Health, 1.90%, 7/1/37 (a)	2,880,000
11,700,000	Volusia County HFA for Cape Morris Cove Apartments, 2.00%, 10/15/42 (a)	11,700,000
		168,911,346
	GEORGIA - 3.0%
1,310,000	Augusta WSR, 4.50%, 10/1/08	1,312,923
3,985,000	Dalton DAR for Hamilton Health System Project B, 1.90%, 8/15/33 (a)	3,985,000
1,465,000	DeKalb County DAR for Torah Day School of Atlanta, 1.88%, 6/1/22 (a)	1,465,000
4,235,000	DeKalb County HFA for Children’s Health Service A, 1.82%, 12/1/28 (a)	4,235,000
2,400,000	DeKalb County MFH for Mountain Crest Apartments, Series A-1, 2.00%, 2/1/34(a)	2,400,000
1,300,000	DeKalb County MFH for Winterscreek Apartments Project, 2.00%, 6/15/25 (a)	1,300,000
1,975,000	Greene County DAR for Carey Station Project, 2.00%, 9/1/24 (a)	1,975,000
1,430,000	Gwinnett County MHR for Palisades Apartments Projects, 1.94%, 3/1/41 (a)	1,430,000
7,075,000	Macon WSR, Series A, 1.94%, 10/1/18 (a)	7,075,000
12,035,000	Marietta MFH for Wood Glen, 2.12%, 7/1/24(a)	12,035,000
1,200,000	Marietta MFH for Wood Knoll, 2.12%, 7/1/24(a)	1,200,000
5,000,000	Roswell MFH for Wood Crossing Project, 1.88%, 8/1/24 (a)	5,000,000
5,820,000	Roswell MFH for Chambrel Roswell, 1.98%, 11/15/32 (a)	5,820,000
4,250,000	South Fulton WSR, 1.90%, 1/1/33 (a)	4,250,000
		53,482,923
	IDAHO - 0.1%
1,260,000	Idaho HFC for Antic Federal Highway, 3.00%, 7/15/09 (a)	1,270,745

	ILLINOIS- 3.9%
2,500,000	Chicago Board of Education GO Series C, 5.00%, 12/1/08 (a)	2,516,717
1,820,000	Chicago GO, 5.25%, 1/1/09 (a)	1,839,193
20,000,000	Chicago, 1.05%, 2/19/10 (a)	19,897,712
1,000,000	Chicago WAR, 5.00%, 11/1/08 (a)	1,005,275
5,700,000	Illinois DAR for Lifesource Project, 1.82%, 6/1/20 (a)	5,700,000
2,830,000	Illinois DFA for Learn Charter School Project, 1.94%, 9/1/33 (a)	2,830,000
2,745,000	Illinois DFA for Rockford School, 6.55%, 2/1/09 (a)	2,793,143
2,000,000	Illinois HCFA for Children’s Memorial Hospital Series A, 2.75%, 8/15/25 (a)	2,092,740
6,475,000	Illinois HCFA for Swedish Covenant Hospital, 1.88%, 8/15/33 (a)	6,475,000
1,315,000	Illinois Finance Authority IDA for Transparent Container Project. 2.35%, 8/1/24 (a)	1,315,000
2,485,000	Illinois Finance Authority for Metropolitan Family Service, 1.90%, 1/1/29 (a)	2,485,000
5,050,000	Illinois Finance Authority for Wesleyan University, 1.75%, 9/1/23 (a)	5,050,000
5,000,000	Illinois Finance Authority for St. Xavier University, 1.90%, 10/1/33 (a)	5,000,000
3,300,000	Illinois Highway Authority, Series B, 3.00%, 1/1/16 (a)	3,300,000
4,100,000	Illinois Highway Authority, Series B, 1.00%, 1/1/17 (a)	4,100,000
1,000,000	University of Illinois for Health Service Facility System, 1.88%, 10/1/26 (a)	1,000,000
2,000,000	University of Illinois for UIC South Campus Development, 1.85%, 1/15/22 (a)	2,000,000
		69,399,780

See notes of financial statements.

	INDIANA - 1.6%
3,150,000	Indiana Finance Authority for Lease Appropriation, Series A1, 1.82%, 2/1/39 (a)	3,150,000
10,000,000	Indiana Finance Authority for Lease Appropriation, Series A2, 1.75%, 2/1/39 (a)	10,000,000
2,400,000	Indiana Finance Authority for University of Indianapolis, 1.87%, 10/1/38 (a)	2,400,000
3,500,000	Indiana HCF for Fayette Memorial Hospital, A, 2.48%, 10/1/32 (a)	3,500,000
2,665,000	Indiana HCF for Fayette Memorial Hospital, B, 2.48%, 10/1/22 (a)	2,665,000
6,500,000	Indiana HEFA for Clarian Health, 1.00%, 2/15/30 (a)	6,500,000
		28,215,000
	IOWA - 3.4%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 1.90%, 8/1/15(a)	1,000,000
4,010,000	Iowa Finance Authority for Wesley Retirement Services, 1.80%, 12/1/33 (a)	4,010,000
3,905,000	Iowa Finance Authority for Morningside College, 2.48%, 12/1/27 (a)	3,905,000
9,100,000	Iowa HCF for Iowa Health A1-RMK, 1.85%, 2/15/35 (a)	9,100,000
2,125,000	Iowa HCF for Iowa Health A3-RMK, 2.02%, 2/15/35 (a)	2,125,000
17,200,000	Iowa HCF for Iowa Health System, Series A-1, 1.85%, 8/15/37 (a)	17,200,000
17,000,000	Iowa HCF for Iowa Health System, Series A-2, 2.25%, 8/15/37 (a)	17,000,000
2,150,000	Iowa Higher Education Revenue for Private College, 2.40%, 11/1/32 (a)	2,150,000
3,780,000	Iowa Higher Education Revenue for Private College, 2.48%, 5/1/29 (a)	3,780,000
		60,270,000
	KENTUCKY - 2.0%
6,235,000	Carrollton & Henderson County Public Energy and Gas Revenue, 5.00%, 1/1/09 (a)	6,295,732
800,000	Carroll County SWD for BPB Acquisition Project, 1.94%, 5/1/31 (a)	800,000
1,835,000	Franklin County EDA for YMCA Project, 1.99%, 7/1/26 (a)	1,835,000
1,500,000	Kentucky EDA for Republic Services Inc. Project, 2.37%, 6/1/31 (a)	1,500,000
25,000,000	Louisville and Jefferson WSR, Series B, 2.20%, 5/15/23 (a)	25,000,000
		35,430,732
	LOUISIANA - 2.9%
170,000	Ascension Parish for BASF Corporation Project, 2.59%, 3/1/25(a)	170,000
870,000	East Baton Rouge Parish for Sales Tax Revenue, 1.80%, 8/1/30 (a)	870,000
5,000	East Baton Rouge PCR, 2.00%, 11/1/19 (a)	5,000
1,035,000	Iberville Parish School District Tax, 4.00%, 3/1/09	1,046,158
1,910,000	Jefferson Parish HRB for East Jefferson General, 2.85%, 7/1/09(a)	1,910,000
170,000	Louisiana HFA, 1.90%, 12/1/25 (a)	170,000
220,000	Louisiana LGEF CDA for Shreveport Utility Systems Project, 2.05%, 10/1/26(a)	220,000
4,925,000	Louisiana LGEF CDA for South Extrusion Inc. Project, 1.99%, 12/1/17(a)	4,925,000
1,000,000	Louisiana LGEF CDA for University of Louisiana-Monroe, Series A, 1.87%, 11/1/34(a)	1,000,000
165,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.85%, 9/1/14(a)	165,000
270,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.85%, 10/1/19(a)	270,000
15,185,000	Louisiana PFA for Franciscan Missionaries, 1.75%, 7/1/25 (a)	15,185,000
4,870,000	Louisiana PFA for Franciscan Missionaries, 1.60%, 7/1/30 (a)	4,870,000
155,000	Louisiana PFA for Tiger Athletic Foundation Project, 1.81%, 9/1/34(a)	155,000
5,000	Louisiana PFA for Multifamily, 1.89%, 6/15/31 (a)	5,000
170,000	Louisiana PFA for Multifamily Housing, River View, 1.98%, 4/1/36 (a)	170,000
10,270,000	Louisiana PFA for City Plaza LLC. Project, 1.87%, 3/1/40 (a)	10,270,000
170,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 1.91%, 1/1/27(a)	170,000
3,635,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.70%, 7/1/21(a)	3,635,000
5,080,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.90%, 7/1/18(a)	5,080,000
950,000	St. James Parish PCR for Occidental Petroleum Corp., 1.86%, 7/1/18(a)	950,000
		51,241,158
	MARYLAND - 3.5%
22,800,000	Baltimore IDA for Baltimore Capital Acquisition, 1.90%, 8/1/16 (a)	22,800,000
1,850,000	Maryland Health & Higher Education for Trinity College, 1.90%, 11/1/26(a)	1,850,000
2,780,000	Maryland Health & Higher Education for University of Maryland, System B, 1.85%, 7/1/34 (a)	2,780,000
3,000,000	Maryland HEFA for Rate Pooled Line Program, Series B, 1.78%, 4/1/35 (a)	3,000,000
2,985,000	Maryland HEFA for Rate Pooled Line Program, Series D, 1.85%, 1/1/29 (a)	2,985,000
1,890,000	Maryland HEFA for Adventist Health Care, 1.81%, 1/1/33	1,890,000
9,525,000	Maryland HEFA for Adventist Health Care, Series A, 1.82%, 1/1/35(a)	9,525,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 1.82%, 1/1/21(a)	9,200,000
3,100,000	Maryland State CDA for Waters Tower, Series G, 2.05%, 12/15/33 (a)	3,100,000
370,000	Maryland State CDA for Multifamily Parklane Apartments, 1.85%, 2/15/34 (a)	370,000
5,800,000	Montgomery County for Riderwood Village Inc. Project, 1.85%, 3/1/34 (a)	5,800,000
		63,300,000

See notes of financial statements.

	MASSACHUSETTS - 2.4%
585,000	Massachusetts DFA for Babson College, 1.90%, 10/1/32 (a)	585,000
4,325,000	Massachusetts DFA for Jewish Geriatric Services, 1.72%, 5/15/34 (a)	4,325,000
400,000	Massachusetts DFA for Lawrence Academy Project, 1.87%, 5/1/33 (a)	400,000
575,000	Massachusetts DFA for Leaktite Corp., 2.00%, 8/1/19 (a)	575,000
150,000	Massachusetts DFA for New Jewish High School Project, 1.85%, 6/1/32 (a)	150,000
50,000	Massachusetts DFA for Newark Group Project, Series C, 2.00%, 7/1/31 (a)	50,000
800,000	Massachusetts DFA for Ocean Spray Cranberries Project, 1.88%, 10/15/11 (a)	800,000
950,000	Massachusetts HEFA for Essex Museum, 1.85%, 7/1/33 (a)	950,000
650,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 1.90%, 7/1/27(a)	650,000
630,000	Massachusetts HEFA for Partners Healthcare System, 1.87%, 7/1/27(a)	630,000
635,000	Massachusetts HEFA for Partners Healthcare System, D-4, 1.74%, 7/1/38(a)	635,000
405,000	Massachusetts HEFA for Williams College, 1.57%, 8/1/14 (a)	405,000
170,000	Massachusetts HEFA for University of Massachusetts, 1.73%, 11/1/30 (a)	170,000
30,000	Massachusetts HFA for Single Family Housing, 2.08%, 12/1/30(a)	30,000
25,600,000	Massachusetts HFA, Series F, 2.50%, 12/1/37 (a)	25,600,000
100,000	Massachusetts State, Series A, 1.85%, 9/1/16 (a)	100,000
70,000	Massachusetts State, Series B, 1.75%, 9/1/16 (a)	70,000
300,000	Massachusetts IFA for Cambridge Isotope Lab, 2.00%, 6/1/15 (a)	300,000
2,000,000	Massachusetts IFA for Chestnut Apartments, 3.00%, 8/1/26 (a)	2,000,000
4,250,000	Massachusetts Port Authority Revenue, Series B, 5.50%, 7/1/09	4,360,761
100,000	Massachusetts WRA, Series B, 1.90%, 8/1/31 (a)	100,000
		37,575,761
	MICHIGAN - 1.6%
9,650,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 1.80%, 11/1/25(a)	9,650,000
640,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series B, 1.80%, 11/1/19(a)	640,000
3,095,000	Chelsea EDC for Silver Maples, 1.87%, 10/1/36(a)	3,095,000
230,000	Detroit Sewer Disposable Revenue for Senior Lien, Series C-1, 3.00%, 7/1/27(a)	230,000
490,000	Green Lake EDC for Interlochen Center Project, 2.35%, 6/1/34(a)	490,000
165,000	Jackson County EDC for Thrifty Leoni Inc. Project, 1.68%, 12/1/14 (a)	165,000
255,000	Jackson County HFR for Foote Memorial Hospital, 2.00%, 5/12/26 (a)	255,000
10,000	Kalamazoo HFR for Bronson Methodist Hospital, 2.20%, 5/15/36 (a)	10,000
350,000	Kentwood EDA for Holland Home, 1.80%, 11/1/32 (a)	350,000
170,000	Lenawee County EDA for Siena Heights University Project, 1.90%, 11/1/24 (a)	170,000
110,000	Michigan HDA Multifamily for Courtyards of Taylor, 1.98%, 8/15/32 (a)	110,000
1,850,000	Michigan Strategic Fund for American Cancer Society Project, 1.87%, 6/1/37 (a)	1,850,000
1,595,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 2.08%, 8/1/31(a)	1,595,000
580,000	Michigan Strategic Fund for MOT LLC Project, 1.90%, 12/1/34(a)	580,000
3,775,000	Michigan Strategic Fund for Rest Haven Christian Services, 1.85%, 11/15/34(a)	3,775,000
700,000	Michigan Strategic Fund for Transnav Technologies Inc., 2.17%, 12/1/27 (a)	700,000
615,000	Milan Area Schools Unlimited GO, 1.75%, 5/1/30(a)	615,000
500,000	Oakland County EDC for Graph Tech Inc. Project, 2.05%, 4/1/28 (a)	500,000
500,000	Oakland County EDC for Openings Project, 2.15%, 12/1/32 (a)	500,000
2,260,000	University of Michigan Revenue, Series A, 1.75%, 12/1/27 (a)	2,260,000
1,055,000	University of Michigan Revenue, Series B, 1.40%, 4/1/28 (a)	1,055,000
		28,595,000
	MINNESOTA - 1.3%
14,477,000	Arden Hills Housing and Healthcare for Presbyterian Homes, 2.48%, 9/1/29 (a)	14,477,000
15,000	Cohasset for Minnesota Power & Light Co. Project, Series A, 1.90%, 6/1/20(a)	15,000
700,000	Minneapolis Special School District No.1, 5.00%, 2/1/09 (a)	708,605
240,000	Minnesota State EFA for Carleton College, Series 6-D, 1.75%, 4/1/35(a)	240,000
15,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 1.85%, 4/1/25(a)	15,000
1,005,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 1.89%, 10/1/33(a)	1,005,000
1,116,000	Minnesota HEA for Residential Housing, Series C, 1.86%, 1/1/35(a)	1,116,000
5,015,000	St. Cloud HCR for Centracare Health System, 1.96%, 5/1/42 (a)	5,015,000
315,000	St. Paul HDA MHR for Highland Ridge Project, 2.00%, 10/1/33(a)	315,000
15,000	St. Paul HDA for Science Museum of Minnesota, Series A, 1.87%, 5/1/27(a)	15,000
160,000	University of Minnesota, Series A, 1.93%, 1/1/34(a)(b)	160,000
145,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 2.10%, 6/1/11(a)	145,000
		23,226,605
	MISSISSIPPI - 0.9%
1,400,000	Mississippi Business Financing Corp. for Gulf Opportunity Zone for Tindall Corp., 1.86%, 4/1/28 (a)	1,400,000
11,850,000	Mississippi Business Financing Corp. for Renaissance LLC Project, 1.87%, 1/1/37 (a)	11,850,000
3,000,000	Mississippi Development Obligation for Singing Hospital, 1.88%, 3/1/23 (a)	3,000,000
		16,250,000

See notes of financial statements.

	MISSOURI - 3.6%
29,900,000	Bi-State DFA for Metrolink Cross County Project, 1.98%, 10/1/32 (a)	29,900,000
3,100,000	Jackson County IDA for Kansas City Hospice, 1.90%, 1/1/30 (a)	3,100,000
1,000,000	Jefferson County IDA for Pevely Pointe Apartments, 1.94%, 1/1/41(a)	1,000,000
2,400,000	Kansas City Municipal Assistance for Leasehold H- Roe Bartle, 1.81%, 4/15/25 (a)	2,400,000
4,470,000	Missouri COPS, Series A, 5.00%, 6/1/09	4,578,572
1,500,000	Missouri HEFA for Academie Lafayette Project, 1.95%, 2/1/28 (a)	1,500,000
6,300,000	Missouri HEFA for Christian Brothers, Series A, 2.48%, 10/1/32 (a)	6,300,000
5,500,000	Missouri HEFA for Kansas City Art Institute, 2.48%, 12/1/35 (a)	5,500,000
5,000,000	Missouri HEFA for Lutheran Service Project, 1.80%, 2/1/39 (a)	5,000,000
3,430,000	Missouri HEFA for St. Louis University, 2.48%, 7/1/32 (a)	3,430,000
120,000	Platte County IDR for Platte Care Facility, 1.85%, 10/1/10(a)	120,000
2,400,000	St. Louis IDA for Metro Lofts, 2.05%, 3/15/36 (a)	2,400,000
		65,228,572
	MONTANA - 1.2%
22,000,000	Montana HEA, Series A, 1.93%, 12/1/42 (a)	22,000,000

	NEBRASKA - 0.6%
10,000,000	Scotts Bluff County HFR for Regional West Medical Center, 1.90%, 12/1/28(a)	10,000,000

	NEVADA - 1.2%
1,000,000	Clark County GO, 5.00%, 6/1/09	1,024,368
9,590,000	Clark County for Motor Vehicle Fuel Tax, 5.00%, 7/1/09	9,840,434
2,600,000	Director State Department of Business & Industry for Energy Partners LLC Project, 2.15%, 10/1/35(a)	2,600,000
3,080,000	Nevada Housing Division for Multi Unit Fremont Meadow, 2.00%, 10/1/27 (a)	3,080,000
2,020,000	Nevada Housing Division for Multi Unit HFR, 2.00%, 4/1/31 (a)	2,020,000
3,760,000	Nevada MFH for L’Octaine LP, 2.00%, 4/1/36(a)	3,760,000
		22,324,802
	NEW HAMPSHIRE - 1.0%
8,100,000	New Hampshire Business Finance Authority for Wheelabrator Concord Co., Series A, 1.90%, 1/1/18 (a)	8,100,000
8,820,000	New Hampshire HEFA for Riverwood Company, 1.80%, 3/1/22 (a)	8,820,000
1,470,000	New Hampshire HEFA for St. Paul School Issue, 1.80%, 1/1/28 (a)	1,470,000
		18,390,000
	NEW JERSEY - 0.3%
20,000	Hudson County Pooled Government Loan Program, 1.90%, 7/15/26(a)	20,000
600,000	New Jersey EDA for Bennedictine Abbey Newark, 1.80%, 12/1/30 (a)	600,000
65,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 1.72%, 1/1/36(a)	65,000
435,000	New Jersey EDA for Geriatrics Housing Services Project, 1.71%, 11/1/31(a)	435,000
190,000	New Jersey EDA for Inst of Electrical, Series A, 1.83%, 4/1/14 (a)	190,000
900,000	New Jersey EDA for Morris Museum Project, 1.72%, 2/1/31 (a)	900,000
50,000	New Jersey EDA for Port Newark Container LLC, 1.90%, 7/1/30(a)	50,000
1,460,000	New Jersey EDA for Thermal Energy Ltd., 1.85%, 12/1/31 (a)	1,460,000
455,000	New Jersey State Housing & Mortgage Finance Agency, Series G, 1.95%, 5/1/34(a)	455,000
140,000	New Jersey Turnpike Authority, Series C-1, 2.00%, 1/1/24(a)	140,000
245,000	New Jersey Turnpike Authority, Series C-2, 2.00%, 1/1/24(a)	245,000
		4,560,000
	NEW MEXICO - 0.2%
1,790,000	Albuquerque Bernalillo County, 5.00%, 7/1/09	1,838,027
1,000,000	New Mexico Transport Revenue, 1.90%, 12/15/26 (a)	1,000,000
		2,838,027
	NEW YORK - 7.0%
1,510,000	Bleecker Terrace HDC for Bleecker Terrace Apartment Project, 1.90%, 7/1/15 (a)	1,510,000
500,000	Dutschess County IDR for Trinity Pawling School Corp., 1.79%, 2/1/18 (a)	500,000
100,000	LIPA, Series A, 1.80%, 5/1/33 (a)	100,000
1,120,000	LIPA, Series D, 2.65%, 12/1/29 (a)	1,120,000
55,000	LIPA, Series F, 2.63%, 12/1/29 (a)	55,000
570,000	Monroe County IDR for Margaret Woodbury Strong, 1.75%, 4/1/35 (a)	570,000
1,000,000	MTA, Series B, 1.95%, 11/1/22 (a)	1,000,000
1,300,000	New York Sub series A-2, 1.68%, 8/1/31(a)	1,300,000
14,100,000	New York GO, Series A, 2.05%, 8/1/12 (a)	14,100,000
1,465,000	New York GO, Series B, 1.67%, 3/15/30 (a)	1,465,000

See notes of financial statements.

2,325,000	New York GO, Series E-4, 1.74%, 8/1/34 (a)	2,325,000
2,100,000	New York GO, Series H-1, 2.30%, 1/1/36 (a)	2,100,000
2,300,000	New York GO, Series H-6, 2.05%, 8/1/11 (a)	2,300,000
6,600,000	New York GO, Series H-6, 2.05%, 8/1/13 (a)	6,600,000
3,700,000	New York HDC 90 West Street, Series A, 1.75%, 3/15/36 (a)	3,700,000
18,500,000	New York State HFA, Series A, 1.80%, 3/15/26 (a)	18,500,000
2,545,000	New York State HFA for Avalon Bowery Place, 1.95%, 11/1/39 (a)	2,545,000
14,000,000	New York State HFA for Helena Street, 1.95%, 5/15/36 (a)	14,000,000
1,000,000	New York State HFA for Kew Gardens Hills, 1.95%, 5/15/36 (a)	1,000,000
1,000,000	New York State HFA for Remeeder Houses, Series A, 1.95%, 5/1/39(a)	1,000,000
1,185,000	New York State HFA for Rip Van Winkle House, 1.87%, 11/1/34(a)	1,185,000
2,150,000	New York State Dorm Authority Revenue, 1.78%, 6/15/10 (a)	2,150,000
200,000	New York State Dorm Authority Revenue for Beverwyck Inc., 1.70%, 7/1/25 (a)	200,000
3,000,000	New York State Dorm Authority Revenue for the College of New Rochelle, 1.78%, 6/1/38 (a)	3,000,000
3,000,000	New York State Dorm Authority Revenue for Rochester Friendly Home, 1.75%, 6/1/38 (a)	3,000,000
4,110,000	New York State Energy DAR, 1.69%, 6/1/29 (a)	4,110,000
6,900,000	New York State LGAC, Series A-5V, 2.15%, 4/1/20 (a)	6,900,000
7,900,000	New York State Urban DCR, Series A-1, 1.80%, 1/1/30 (a)	7,900,000
3,115,000	Rockland County IDR for Gussack Realty, 1.85%, 5/1/22 (a)	3,115,000
1,550,000	Schenectady IDR for Sunnyview Hospital and Rehab, 1.95%, 8/1/33 (a)	1,550,000
860,000	Triborough Bridge and Tunnel Authority Revenue, 1.74%, 1/1/32 (a)	860,000
320,000	Triborough Bridge and Tunnel Authority Revenue, Series A, 1.65%, 11/1/35 (a)	320,000
710,000	Triborough Bridge and Tunnel Authority Revenue, Series B-4, 1.90%, 1/1/32 (a)	710,000
14,400,000	Westchester County IDR for Kendal Huson Project, 1.72%, 1/1/34 (a)	14,400,000
		125,190,000
	NORTH CAROLINA - 0.9%
1,985,000	North Carolina Capital Facility Financing for Elon College, Series A, 1.85%, 1/1/14 (a)	1,985,000
815,000	North Carolina Capital Facility Financing for Goodwill Community Foundation, 1.90%, 4/1/22 (a)	815,000
785,000	North Carolina Capital Facility Financing for Teachers Academy for Math, 1.90%, 3/1/21 (a)	785,000
400,000	North Carolina EFA for Cardinal Gibbons, 1.92%, 8/1/14(a)	400,000
3,855,000	North Carolina EFA for Wingate University, 1.88%, 5/1/22 (a)	3,855,000
365,000	North Carolina EFA for Wingate University Project, 1.90%, 5/1/12 (a)	365,000
8,000,000	North Carolina Medical Care Community HCF for South Minister, 1.81%, 10/1/14 (a)	8,000,000
700,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 1.90%, 4/1/18(a)	700,000
		16,905,000
	OHIO - 3.6%
3,450,000	Akron Bath Copley Joint Township HDR for Summa Health System, Series B, 1.88%, 11/1/34(a)	3,450,000
550,000	Allen County HRB for Catholic Healthcare, Series A, 2.35%, 10/1/31 (a)	550,000
5,000,000	American Municipal Power, 1.70%, 12/4/08 (a)	5,000,000
480,000	Cleveland Waterworks Revenue, Series M, 2.00%, 1/1/33(a)	480,000
1,500,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 1.94%, 3/1/32(a)	1,500,000
1,405,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.88%, 7/1/31(a)	1,405,000
2,850,000	Cuyahoga County HCF for A.M. McGregor Home Project, 1.90%,1/1/34 (a)	2,850,000
20,035,000	Franklin County HFR for Ohio Health Corp., 2.35%, 5/1/41 (a)	20,035,000
4,855,000	Hamilton County HCF for Episcopal Retirement Homes Inc, Series B, 1.95%, 6/1/35(a)	4,855,000
5,700,000	Licking County HCF for Kendal at Granville, 1.86%, 11/1/33(a)	5,700,000
535,000	Middleburgh Heights HRB for Southwest General Health, 1.88%, 8/15/22(a)	535,000
360,000	Montgomery County Hospital Revenue, 1.95%, 8/1/47 (a)	360,000
680,000	Ohio State EFA for Ashland University Project, 1.95%, 9/1/24(a)	680,000
4,450,000	Ohio State EFA for Case Western, 1.75%, 10/1/31 (a)	4,450,000
500,000	Ohio State HEA for Pooled Financing 2007 Program, Series A, 1.87%, 9/1/36 (a)	500,000
1,205,000	Ohio State HEA for Pooled Financing Program, Series A, 1.80%, 9/1/27 (a)	1,205,000
6,470,000	Ohio HFA Multifamily for Shannon Glen Apartment Project, 2.08%, 12/15/36 (a)	6,470,000
1,035,000	Richland County HCF for Wesleyan Senior Living, Series A, 1.83%, 11/1/27(a)	1,035,000
1,295,000	Richland County HCF for Wesleyan Senior Living, Series B, 1.83%, 11/1/27(a)	1,295,000
1,540,000	Toledo City Special Obligation, 1.82%, 12/1/10 (a)	1,540,000
1,000,000	University of Akron OH, Series C-1, 2.25%, 1/1/29 (a)	1,000,000
		64,895,000
	OKLAHOMA - 2.1%
16,900,000	Oklahoma DAR for Integris Baptist A-2, 2.10%, 8/15/35 (a)	16,900,000
21,375,000	Oklahoma DAR for Integris Baptist A-3, 2.35%, 8/15/33 (a)	21,375,000
		38,275,000
	OREGON - 0.0%^
500,000	Portland MFH for Eden Associates, 1.80%, 12/1/11 (a)	500,000

See notes to financial statements.

	PENNSYLVANIA - 7.7%
800,000	Allegheny County IDA for Health Care Dialysis Clinic, 1.90%, 12/1/19(a)	800,000
3,015,000	Allegheny County IDA for Jefferson Regional, 1.82%, 5/1/38(a)	3,015,000
1,500,000	Allegheny County IDA for United Jewish Federation, Series B, 1.82%, 10/1/25(a)	1,500,000
1,000,000	Berks County IDA for Kutztown University Foundation Project, 1.88%, 1/1/29(a)	1,000,000
350,000	Bucks County IDA for Pennswood Village Project, Series B, 1.94%, 10/1/34(a)	350,000
2,780,000	Butler County IDA for Concordia Lutheran, Series A, 1.80%, 5/1/34(a)	2,780,000
425,000	Butler County IDA for Concordia Lutheran, Series B, 1.80%, 8/1/30(a)	425,000
1,000,000	Butler County IDA for Concordia Lutheran, Series C, 1.80%, 10/1/30(a)	1,000,000
185,000	Chester County HEFA for Barclay Friends Project, Series B, 1.79%, 12/132 (a)	185,000
840,000	Cumberland County Municipal Authority, 1.84%, 1/1/33(a)	840,000
16,510,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 1.83%, 1/1/41(a)	16,510,000
1,630,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 1.79%, 12/1/32(a)	1,630,000
450,000	Dauphin County HSR for Pinnacle Health System Project, 2.20%, 8/15/27(a)	450,000
600,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.75%, 12/1/18(a)	600,000
4,950,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.75%, 12/1/19(a)	4,950,000
1,100,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.75%, 12/1/20(a)	1,100,000
7,860,000	Fayette HAR for Fayette Regional Health Systems, Series B, 1.82%, 6/1/37(a)	7,860,000
2,940,000	Franklin county IDA for Menno Haven Projects, 1.86%, 8/15/38 (a)	2,940,000
690,000	Indiana County IDA PCR for Conemaugh Project, Series A, 1.85%, 6/1/27(a)	690,000
1,205,000	Lebanon County HCF for ECC Retirement Village, 1.89%, 10/15/25(a)	1,205,000
915,000	Lancaster County HFR for Masonic Homes Project, 1.85%, 7/1/27 (a)	915,000
210,000	Lehigh County General Purpose Authority, 2.55%, 7/1/28(a)	210,000
960,000	Lehigh County PAR for Shepherd Group, Series B, 1.80%, 11/1/27(a)	960,000
500,000	Middletown Area School District GO, 2.04%, 6/1/22 (a)	500,000
3,180,000	Montgomery County HEFA for William Penn Charter, 1.82%, 9/15/31(a)	3,180,000
2,000,000	Montgomery County IDA, 1.65%, 9/8/08(a)	2,000,000
590,000	Nazareth Area School District GO for School Improvements, 2.10%, 2/1/31(a)	590,000
1,380,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 1.59%, 11/1/14(a)	1,380,000
2,000,000	Pennsylvania State EFA for Holy Family University Project, 1.86%, 8/1/38(a)	2,000,000
2,700,000	Pennsylvania Energy Development for B&W Ebensburg Project, 1.92%, 12/1/11(a)	2,700,000
2,370,000	Pennsylvania State HEA for the Association of Independent Colleges, Series K 1, 3.38%, 11/1/22 (a)	2,370,000
980,000	Pennsylvania State HEA for Drexel University, Series B, 1.79%, 5/1/32(a)	980,000
2,505,000	Pennsylvania State Turnpike Commission Pre-Refunded, Series A, 5.25%, 12/1/08 (a)	2,543,475
25,000,000	Philadelphia IDA, Series B, 1.77%, 10/1/30(a)	25,000,000
800,000	Philadelphia IDA for New Courtland Service Project, 1.82%, 3/1/26(a)	800,000
1,900,000	Philadelphia IDA for Liberty Lutheran Service Project, 1.80%, 5/1/38(a)	1,900,000
290,000	Philadelphia WSR, 2.20%, 6/15/23 (a)	290,000
2,850,000	Quakertown General Authority Revenue for Pooled Fing. Program, 1.82%, 7/1/26 (a)	2,850,000
20,000	Shaler Area School District GO, 1.98%, 9/1/25 (b)	20,000
2,555,000	Somerset County Hospital Authority for Somerset Community Hospital, 2.40%, 3/1/37 (a)	2,555,000
25,000	South Central GAR for Wellspan Health Obligation, Series B, 6.50%, 5/15/31(a)	25,000
4,375,000	South Central GAR, 2.10%, 6/1/33(a)	4,375,000
15,000,000	South Fork MFA for Conemaugh Memorial, Series B, 1.95%, 7/1/35 (a)	15,000,000
2,000,000	Upper Dauphin County IDA for United Church Christ Homes, 1.90%, 12/1/26(a)	2,000,000
6,230,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 1.82%, 1/1/36(a)	6,230,000
6,900,000	Westmoreland County IDA for Redstone Highlands Apartments, Series C, 1.82%, 1/1/36(a)	6,900,000
		138,103,475
	PUERTO RICO - 0.4%
1,540,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29 (a)	1,540,000
15,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 2.30%, 7/1/29 (a)	15,000
6,205,000	Puerto Rico Commonwealth GO for Public Improvement Series C-4, 2.10%, 7/1/18 (a)	6,205,000
20,000	Puerto Rico Commonwealth GO, Series A-7, Remarket 5/9/08, 1.90%, 7/1/33 (a)	20,000
		7,780,000
	RHODE ISLAND - 0.6%
5,500,000	Cumberland TAN, Series 1, 2.50%, 6/30/09 (a)	5,533,473
125,000	Rhode Island HEFA for Care New England Health System, Series A, 1.90%, 9/1/32 (a)	125,000
4,405,000	Rhode Island HEFA for Care New England Health System, Series B, 1.90%, 9/1/37 (a)	4,405,000
		10,063,473

See notes to financial statements.

	SOUTH CAROLINA - 2.0%
155,000	Greenville HCF, Series A, 2.33%, 5/1/35 (a)	155,000
2,760,000	Greenville HCF, Series B, 2.33%, 5/1/35 (a)	2,760,000
600,000	Greenville HCF, Series C, 2.33%, 5/1/35 (a)	600,000
2,000,000	South Carolina Jobs EDA for Goodwill Industries Inc. Project, 1.90%, 10/1/32 (a)	2,000,000
5,000,000	South Carolina Jobs EDA for Waste Management of South Carolina, 2.00%, 7/1/24 (a)	5,000,000
5,000,000	South Carolina Jobs EDA for Woodlands at Furman Project, Series C, 1.82%, 11/15/42 (a)	5,000,000
7,450,000	South Carolina Jobs EDA for Arts Partnership Inc. Project, 1.88%, 6/30/18 (a)	7,450,000
11,420,000	South Carolina Jobs EDA for Episcopal HCF, 1.80%, 4/1/27 (a)	11,420,000
1,000,000	South Carolina Jobs EDA for Vista Hotel Partners LLC., 2.00%, 12/1/35 (a)	1,000,000
		35,385,000
	SOUTH DAKOTA - 0.1%
2,140,000	South Dakota HEFA for University of Sioux Falls, 1.84%, 10/1/16 (a)	2,140,000

	TENNESSEE - 0.9%
490,000	Chattanooga HEFA for Baylor School Project, Series 96, 1.85%, 11/1/16(a)	490,000
2,000,000	Jackson HEA HFA for Union University Project, 1.85%, 10/1/23 (a)	2,000,000
2,000,000	Memphis-Shelby County IDR for Boys and Girls Club, Series A, 1.85%, 11/1/27 (a)	2,000,000
5,230,000	Metropolitan Nashville for Aero Nashville LLC. Project, 1.96%, 7/1/36 (a)	5,230,000
4,000,000	Montgomery County Public Building Pooled Financing , 1.90%, 11/1/27 (a)	4,000,000
845,000	Montgomery County Public Building Pooled Financing , 1.55%, 9/1/29 (a)	845,000
1,095,000	Sevier County PFA for Local Improvement III, 4.50%, 6/1/20 (a)	1,095,000
		15,660,000
	TEXAS - 3.7%
1,850,000	Denton County Utility System Revenue, Series A, 6.00%, 12/1/08 (a)	1,867,927
3,500,000	Harris County ECFA for Baylor College, 1.90%, 11/15/35 (a)	3,500,000
8,000,000	Houston Texas Airport System Revenue, 2.00%, 9/5/08 (a)	8,000,000
400,000	Houston Texas for Public Improvement, Series A, 5.00%, 3/1/09 (a)	406,794
1,500,000	Houston Texas Utility System Revenue, 1.80%, 5/15/34 (a)	1,500,000
2,000,000	Lavernia HEA, 1.75%, 2/18/09 (a)	2,000,000
25,000,000	Lubbock HCF for St Joseph Health System B, 2.65%, 7/1/23 (a)	25,000,000
1,500,000	Montgomery County GO for Tax Adj Rate, Series B, 5.00%, 3/1/28 (a)	1,500,000
8,300,000	North Texas HEA for Student Loan Revenue, Series A, 2.00%, 12/1/38 (a)	8,300,000
10,445,000	North Texas Thruway Authority BANS, 4.13%, 11/19/08	10,445,000
3,100,000	Tarrant County HFC for Remington Project, 2.00%, 2/15/28 (a)	3,100,000
		65,619,721
	VIRGINIA - 1.8%
80,000	Arlington County for Ballston Public Parking, 1.80%, 8/1/17(a)	80,000
200,000	Capital Region Airport Commission for Passenger Facilities, Series B, 1.86%, 6/1/35(a)	200,000
100,000	Charlottesville IDA EFA for University of Virginia Foundation Projects, Series B, 1.85%, 12/1/37(a)	100,000
10,110,000	Chesterfield County EDA, 1.85%, 11/1/42(a)	10,110,000
2,810,000	Clarke County IDA HRB for Winchester Medical Center Inc., 2.20%, 1/1/30(a)	2,810,000
6,120,000	Fairfax County Public Improvement, Series A, 4.88%, 6/1/18 (a)	6,413,328
8,795,000	Fairfax County EDA for The Lorton Arts Foundation Project, 1.85%, 7/1/41 (a)	8,795,000
2,660,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 2.15%, 9/1/21(a)	2,660,000
100,000	Lexington IDA EFA for VMI Development Board Inc. Project, 2.45%, 12/1/36(a)	100,000
205,000	Nelson County IDA for Taylor-Ramsey Corporation, 2.15%, 8/1/09 (a)	205,000
1,250,000	Virginia Beach DAR IDA for Architectural Graphics Project, 2.00%, 5/1/20(a)	1,250,000
180,000	Virginia Beach EFA for Virginia Wesleyan College Project, 1.90%, 7/1/33(a)	180,000
180,000	Williamsburg IDA for Colonial Williamsburg Foundation, 1.90%, 12/1/18 (a)	180,000
		33,083,328
	WASHINGTON - 3.7%
15,000,000	Chelan County Public Utility District #1, Series B, 2.13%, 7/1/32 (a)	15,000,000
10,815,000	Everet Public Facilities District Revenue Bond, 2.48%, 4/1/36 (a)	10,815,000
7,360,000	Port of Seattle Improvement Revenue Bond, Series B, 6.00%, 2/1/09 (a)	7,466,029
5,120,000	Port Tacoma Revenue Bond, 5.00%, 12/1/08 (a)	5,155,995
1,800,000	Washington State EDA SWD for Waste Management Inc. Project, 2.15%, 7/1/27 (a)	1,800,000
9,600,000	Washington State EDA SWD for Waste Management Inc. Project, 2.15%, 10/1/27 (a)	9,600,000
3,500,000	Washington Housing Finance Community for Bush School Project, 1.82%, 4/1/34 (a)	3,500,000
3,225,000	Washington Housing Finance Community for Tacoma Art Museum Project, 2.38%, 6/1/32 (a)	3,225,000
3,900,000	Washington Housing Finance Community for Gonzaga Preparatory School Project, 1.95%, 9/1/33 (a)	3,900,000
6,000,000	Washington State GO, 5.50%, 9/1/08	6,000,000
		66,462,024

See notes to financial statements.

	WEST VIRGINIA - 0.2%
3,335,000	West Virginia EDA for Ohio Power Company, 1.73%, 7/1/14 (a)		3,335,000

	WISCONSIN - 1.1%
4,100,000	Appleton DAR for Fox Cities Performance Arts Center, 1.95%, 6/1/36 (a)		4,100,000
1,000,000	Superior Wisconsin IDR for Amsoil Inc. Project, 1.94%, 10/1/21(a)		1,000,000
510,000	Wisconsin Housing EDA, Series E, 2.35%, 3/1/28 (a)		510,000
7,745,000	Wisconsin HEFA for Edgewood College, 2.48%, 10/1/31 (a)		7,745,000
2,000,000	Wisconsin HEFA for Froedtert & Community Health, 1.90%, 4/1/35 (a)		2,000,000
3,500,000	Wisconsin HEFA for Marshfield, Series B, 1.85%, 1/15/36 (a)		3,500,000
			18,855,000
	WYOMING - 0.5%
8,500,000	Campbell County IDR for Two Elk Generation Partners Project, 3.65%, 11/28/08(a)		8,500,000

	Total Investments (Cost* $1,681,084,113)	93.7%	1,675,774,113
	Other Assets less Liabilities	6.3	119,232,826
	Net Assets	100.0%	$1,795,006,939

	Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each class:
	326,094,497 shares Class R		$1.00
	4,739,039 shares Investor Class II*		$1.00
	2,274,583 shares Investor Class I*		$1.00
	224,634,594 shares Class Treasurer’s Trust		$1.00
	26,245,587 shares Liquidity Class V*		$1.00
	188,468,565 shares Liquidity Class III*		$1.00
	100,511 shares Liquidity Class II*		$1.00
	142,995,381 shares Liquidity Class I*		$1.00
	879,453,115 shares Class Institutional		$1.00

(1) Recent Accounting Pronouncement:

* Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$1,681,084,113.00
Level 3- Significant Unobservable Inputs	0
Total	$1,681,084,113.00

See notes of financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - CALIFORNIA MUNICIPAL MONEY-MARKET FUND

STATEMENT OF NET ASSETS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 93.3%

	CALIFORNIA - 93.3%
$435,000	ABAG Financial Authority for Nonprofit Corporations MFH for Colma Bart Apartments, Series A, 1.95%,11/15/35(a)		$435,000
545,000	Alameda Contra Costa COPS for Capital Improvements Project, Series F, 1.78%, 8/1/23(a)		545,000
1,000,000	Bay Area Toll Authority for San Francisco Bay Area, Series C, 1.75%, 4/1/45(a)		1,000,000
2,000,000	Big Bear Lake IDA for Southwest Gas Corp. Project, Series A, 1.83%, 12/1/28(a)		2,000,000
1,000,000	California Health Facilities Financing Authority for Catholic Health Facilities, Series J, 1.54%, 7/1/33(a)		1,000,000
700,000	California HFA for Home Mortgage, Series C, 2.17%, 8/1/31(a)		700,000
975,000	California HFA for Home Mortgage, Series J, 2.17%, 2/1/34(a)		975,000
1,000,000	California HFA for Home Mortgage, Series C, 2.17%, 8/1/22(a)		1,000,000
2,540,000	California Infrastructure and Economic Development for SRI International, Series A, 1.44%, 9/1/28(a)		2,540,000
2,620,000	California Infrastructure and Economic Development for SRI International, Series F, 1.95%, 9/1/27(a)		2,620,000
1,000,000	California MFA for Vacaville Christian Schools, 1.63%, 8/1/37(a)		1,000,000
2,500,000	California MFA SWD for Waste Management Inc. Project, Series A, 1.95%, 2/1/19(a)		2,500,000
1,150,000	California State Department of Water Power Supply, Series C-9, 1.58%, 5/1/22(a)		1,150,000
400,000	California State GO, 4.50%, 10/1/08		400,654
5,000,000	California Statewide CDA COPS for Covenant Retirement Communities, 1.82%, 3/1/37(a)		5,000,000
545,000	California Statewide CDA for Goodwill of Santa Cruz, 1.57%, 2/1/38(a)		545,000
1,200,000	California Statewide CDA for Masters College, 1.75%, 2/1/32(a)		1,200,000
800,000	California Statewide CDA for Sweep Loan Program, Series B, 1.56%, 6/1/35(a)		800,000
1,530,000	California Statewide CDA MFH for Avian Glen Apartments Project, Series 00, 1.81%, 8/1/39(a)		1,530,000
400,000	California Statewide CDA MFH for Crossings Madera, Series C-9, 1.81%, 1/1/38(a)		400,000
400,000	California Statewide CDA MFH for Goodwill of Santa Cruz, Series Q, 1.81%, 10/1/38(a)		400,000
1,390,000	Central Basin Municipal Water District COPS for 2007 Project, Series B, 1.54%, 8/1/37(a)		1,390,000
1,200,000	Concord MFH for Maplewood & Golden Glen, 1.95%, 12/1/16(a)		1,200,000
1,300,000	Fremont COPS for 1998 Family Resource Center Financing Project, 1.78%, 8/1/28(a)		1,300,000
4,340,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 3.00%, 7/1/12(a)		4,340,000
2,475,000	Los Angeles CDA MFH for 2nd & Central Apartments Project, Series A, 1.90%, 12/1/38(a)		2,475,000
2,805,000	Los Angeles CDA MFH for Security Building Project, Series A, 1.90%, 12/15/34(a)		2,805,000
3,000,000	Los Angeles County Sanitation District Financing Authority ROCS RR II R- 12139, 2.16%, 10/1/34(a)		3,000,000
3,575,000	Metropolitan Water District of Southern California Waterworks Revenue, 1.74%, 7/1/37(a)		3,575,000
1,000,000	Orange County Local Transportation Authority Sales Tax Revenue, Series A, 5.50%, 2/15/09		1,013,757
2,175,000	Riverside County Community Facilities for Special Tax No. 88-4, 1.57%, 9/1/14(a)		2,175,000
435,000	Riverside County IDA IDR for Spenuzza Inc. Project, 1.95%, 11/1/34(a)		435,000
3,400,000	San Bernardino County for Improvement Refining, 1.55%, 11/1/25(a)		3,400,000
3,200,000	San Diego Multi Family HSG for Villa Nueva Apartments, Series F, 1.97%, 9/1/39(a)		3,200,000
1,950,000	San Francisco City and County Airports Commission International Terminal, Series 34A, 1.82%, 5/1/29(a)		1,950,000
2,435,000	San Francisco City and County Airports Commission International Terminal, Series 37A, 1.90%, 5/1/19(a)		2,435,000
1,400,000	San Francisco City and County Redevelopment Agency MFH for Maria Manor Apartments, Series F, 1.82%, 12/1/33(a)		1,400,000
2,050,000	San Jose Redevelopment Tax Allocation for Housing Set Aside Merged, Series C, 1.81%, 8/1/35 (a)		2,050,000
1,100,000	Santa Ana Unified School District COPS for School Improvements, 1.60%, 7/1/15(a)		1,100,000
3,600,000	Santa Cruz HSG for Paloma Del Mar Apartments, 1.67%, 6/1/22(a)		3,600,000
200,000	South San Francisco MFH for Magnolia Plaza Apartments, Series A, 1.85%, 5/1/17(a)		200,000
930,000	Watereuse Financial Authority for Public Improvements, 2.50%, 5/1/28(a)		930,000
			71,714,411

	Total Investments (Cost* $71,714,411)	93.3%	71,714,411
	Other Assets less Liabilities	6.7	5,175,758
	Net Assets	100.0%	$76,890,169

	Net asset value, offering and redemption price per share, based on 76,890,169 shares of beneficial interest, $.001 par value outstanding, Class R.		$1.00

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$71,714,411.00
Level 3- Significant Unobservable Inputs	0
Total	$71,714,411.00

RESERVE MUNICIPAL MONEY-MARKET TRUST II - CONNECTICUT MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 79.3%

	CONNECTICUT - 78.3%
$1,180,000	Connecticut DAR for Independent Living Project, 1.75%, 7/1/15(a)		$1,180,000
1,785,000	Connecticut DAR for Pierce Memorial Baptist Home, 1.65%, 10/1/28(a)		1,785,000
1,965,000	Connecticut DAR for Solid Waste-Rand/Whitney Project, 1.91%, 8/1/23(a)		1,965,000
1,150,000	Connecticut GO, Series A, 1.90%, 2/15/21(a)		1,150,000
1,000,000	Connecticut GO, Series G, 4.50%, 3/15/09(a)		1,013,794
385,000	Connecticut HEFA for Avon Old Farms School, Series B, 1.85%, 7/1/35(a)		385,000
200,000	Connecticut HEFA for Edgehill Continuing Care Retirement, Series C, 2.30%, 7/1/27(a)		200,000
800,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 1.85%, 7/1/31(a)		800,000
1,980,000	Connecticut HEFA for Hotchkiss School, Series A, 1.90%, 7/1/30(a)		1,980,000
975,000	Connecticut HEFA for Kingswood-Oxford School, Series B, 1.73%, 7/1/30(a)		975,000
970,000	Connecticut HEFA for Klingberg Family Center, Series A 1.87%, 7/1/32(a)		970,000
1,775,000	Connecticut HEFA for Lawrence & Memorial Hospital Inc., Series E, 1.90%, 7/1/34(a)		1,775,000
1,745,000	Connecticut HEFA for Masonicare Corp., Series C, 2.60%, 7/1/37(a)		1,745,000
2,180,000	Connecticut HEFA for Choate Rosemary Corp., Series D, 1.70%, 7/1/37(a)		2,180,000
1,440,000	Connecticut HEFA for Greenwich Hospital, Series C, 1.90%, 7/1/26(a)		1,440,000
985,000	Connecticut HEFA for University of Bridgeport, Series B, 1.84%, 7/1/37(a)		985,000
390,000	Connecticut HEFA for University of New Haven, Series E, 1.80%, 7/1/35(a)		390,000
1,960,000	Connecticut HEFA for Wesleyan University, Series F, 1.93%, 7/1/40(a)		1,960,000
600,000	Connecticut HEFA for Yale University, Series T-2, 1.90%, 7/1/29(a)(b)		600,000
980,000	Connecticut HEFA for Yale University, Series U, 1.90%, 7/1/33(a)(b)		980,000
400,000	Connecticut HEFA for Yale University, Series X-2, 1.55%, 7/1/37(a)(b)		400,000
1,000,000	Connecticut HFA for Cil Realty Inc., 1.75%, 7/1/32(a)		1,000,000
680,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.99%, 11/15/31(a)		680,000
2,065,000	Connecticut HFA Mortgage Financing Program, Series D-3, 1.99%, 5/15/33(a)		2,065,000
230,000	Connecticut HFA Mortgage Financing Program, Series A-3, 2.43%, 5/15/33(a)		230,000
1,980,000	Hartford MHR for Underwood Towers Project, 1.95%, 6/1/20(a)		1,980,000
2,225,000	New Britain BANS, 4.00%, 3/31/09(a)		2,250,160
1,000,000	Waterbury BANS, 4.50%, 9/3/08(a)		1,000,023
1,000,000	Waterbury CT, BD Antic Notes, 4.0%, 09/03/2009(a)		1,021,550
			35,085,527
	COLORADO - 3.4%
1,500,000	Denver, CO City and County Arpt Rev, Series C, 1.90%, 11/15/25		1,500,000

	MARYLAND - 4.0%
1,750,000	Maryland, Multifamily Parlane Apts-C, 1.85%, 02/15/34		1,750,000

	NEW YORK - 3.9%
1,745,000	New York City HSG Dev Corp., Queens Family Courthouse Apt-A, 1.80%, 06/01/42		1,745,000

	PUERTO RICO - 10.5%
1,000,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		1,000,000
1,385,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 2.30%, 7/1/29(a)		1,385,000
2,250,000	Puerto Rico Commonwealth GO for Public Improvement, Series B, 2.15%, 7/1/32(a)		2,250,000
			4,635,000

	Total Investments (Cost* $44,715,527)	101.1%	44,715,527
	Other Assets less Liabilities	(1.01)	(484,419)
	Net Assets	100.0%	$44,231,108

	Net asset value, offering and redemption price per share, based on 39,660,315 shares of beneficial interest, $.001 par value outstanding, Class R		$1.00

See notes to financial statements.

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$44,715,527.00
Level 3- Significant Unobservable Inputs	0
Total	$44,715,527.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - FLORIDA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS -AUGUST 31, 2008 (Unaudited)

Principal Amount			Value

	TAX-EXEMPT OBLIGATIONS - 99.8%

	FLORIDA - 98.1%
$2,035,000	Atlantic Beach HCF for Fleet Landing Project, 1.90%, 1/1/37(a)		$2,035,000
385,000	Broward County Apartment Systems Revenue, Series N, 1.86%, 9/1/22(a)		385,000
1,715,000	Broward County HFA MHR for Jacaranda Village Apartments, 1.86%, 9/1/22(a)		1,715,000
820,000	Broward County HFA MHR for Palms of Deerfield Beach, 2.00%, 8/15/38(a)		820,000
1,320,000	Broward County School Board COPS for School Improvements, 2.15%, 7/1/21(a)		1,320,000
2,535,000	Capital Travel Agency for Aero Miami Project Air Cargo, 2.00%, 8/1/34(a)		2,535,000
520,000	Charlotte County Utility Revenue, Series A, 1.99%, 10/1/21(a)		520,000
1,515,000	Coconut Creek IDR for Elite Aluminum Corp. Project, 2.15%, 11/1/22(a)		1,515,000
135,000	Collier County HCFA for The Moorings Inc. Project, 1.80%, 12/1/24(a)		135,000
1,770,000	Dade County IDA for Dolphins Stadium Project, Series B, 1.74%, 1/1/16(a)		1,770,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 1.74%, 1/1/16(a)		150,000
1,265,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 1.93%, 6/1/34(a)		1,265,000
1,100,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 1.93%, 2/1/36(a)		1,100,000
1,655,000	Florida HFC Multifamily for Falls of Venice Project, 2.04%, 12/1/31(a)		1,655,000
640,000	Florida HFC Multifamily for Lighthouse Bay Apartments, Series 1, 1.98%, 11/1/32(a)		640,000
1,655,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 1.93%, 8/1/35(a)		1,655,000
275,000	Florida State Board of Education GO, Series B, 3.50%, 1/1/09		276,116
2,630,000	Florida State Department of Environmental for Everglades Restoration, Series A, 1.85%, 7/1/27(a)		2,630,000
345,000	Greater Orlando Aviation Authority, Series E, 2.08%, 10/1/21(a)		345,000
1,500,000	Hillsborough County HFA Multifamily for Brandon Crossing Partners, Series A, 2.00%, 11/15/31(a)		1,500,000
2,000,000	Hillsborough County IDR for Carrollwood Day School Project,1.84%, 6/1/31(a)		2,000,000
410,000	Indian River County for St. Edward’s School Project, 1.88%, 7/1/27(a)		410,000
1,300,000	Jacksonville HCFA for Baptist Medical, 2.45%, 8/15/34(a)		1,300,000
1,000,000	JEA District Energy System Revenue, Series A, 1.68%, 10/1/34(a)		1,000,000
825,000	Marion County HFA for Paddock Apartments, 1.90%, 10/15/32(a)		825,000
380,000	Marion County IDA for Hospice of Marion County Inc. Project, 1.88%, 8/1/23(a)		380,000
2,725,000	Miami-Dade County IDA for Airbus Service Co., Series A, 2.00%, 4/1/30(a)		2,725,000
400,000	Miami-Dade County IDA for United Way Project, 1.89%, 5/1/28(a)		400,000
1,355,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 2.15%, 9/1/27(a)		1,355,000
700,000	Orange County IDA for Independent Blood & Tissue Services, 1.85%, 10/1/27(a)		700,000
2,035,000	Orange County School Board COPS, Series B, 1.83%, 8/1/32(a)		2,035,000
665,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 1.99%, 7/1/25(a)		665,000
1,060,000	Palm Beach County Airport Revenue for Galaxy Aviation, 2.00%, 9/1/28(a)		1,060,000
380,000	Palm Beach County EDA for YMCA of South Palm Beach Project, 1.88%, 11/1/28(a)		380,000
725,000	Palm Beach County HCFA for Jupiter Medical Center Inc., Series B, 1.90%, 8/1/20(a)		725,000
1,385,000	Palm Beach County School Board COPS, Series B, 2.18%, 8/1/27 (a)		1,385,000
600,000	Palm Beach County School Board WAR, Series A, 6.00%, 10/1/08 (a)		601,703
800,000	Pinellas County HCFA for Mease Manor Inc., Series A, 1.90%, 11/1/15(a)		800,000
1,195,000	Port Orange for Palmer College Project, 1.90%, 10/1/32(a)		1,195,000
1,500,000	St. Johns County HFA Multifamily for Summerset Village LLC, 1.94%, 10/1/37(a)		1,500,000
1,300,000	Tampa for Tampa LLC Project-University of Tampa, Series A, 1.85%, 10/1/37(a)		1,300,000
600,000	University of South Florida Interdisciplinary, Series A, 1.67%, 8/1/34(a)		600,000
845,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 1.85%, 7/1/36(a)		845,000
450,000	USF Financing Corp. COPS for College of Medicine Health Facilities, 1.90%, 7/1/37(a)		450,000
800,000	Volusia County HFA Multifamily for Anatole Apartments, 1.90%, 10/15/32(a)		800,000
			49,402,819
	PUERTO RICO - 1.7%
135,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		135,000
100,000	Puerto Rico Commonwealth Series 46, 2.15%, 7/1/33 (a)		100,000
610,000	Puerto Rico Commonwealth Series A-7, 1.90%, 7/1/33 (a)		610,000
			845,000

	Total Investments (Cost* $50,247,819)	99.8%	50,247,819
	Other Assets less Liabilities	0.2	122,194
	Net Assets	100.0%	$50,370,013

	Net asset value, offering and redemption price per share, based on 50,370,013 shares of beneficial interest, $.001 par value outstanding, Class R		$1.00

See notes to financial statements.

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$50,247,819.00
Level 3- Significant Unobservable Inputs	0
Total	$50,247,819.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008 (Unaudited)

Principal Amount			Value

	TAX-EXEMPT OBLIGATIONS - 98.4%

	IOWA - 3.5%
$1,000,000	Iowa Finance Authority, 2.02%, 2/15/35 (a)		$1,000,000

	MASSACHUSETTS - 86.8%
1,415,000	Massachusetts DFA for Babson College, Series A, 1.90%, 10/1/32(a)		1,415,000
1,325,000	Massachusetts DFA for Briarwood Retirement, Series A, 1.72%, 1/1/35(a)		1,325,000
1,370,000	Massachusetts DFA for Brooksby Village Inc. Project, 1.75%, 7/1/32(a)		1,370,000
650,000	Massachusetts DFA for Gann Academy Project, 1.85%, 6/1/32(a)		650,000
1,415,000	Massachusetts DFA for Jewish Geriatric Services, 1.72%, 5/15/34(a)		1,415,000
2,295,000	Massachusetts DFA for Notre Dame Health Care Center, 1.89%, 10/1/29(a)		2,295,000
1,367,000	Massachusetts DFA for Smith College, 1.65%, 7/1/24(a)(b)		1,367,000
825,000	Massachusetts DFA for Sophia Snow House Project, Series A, 1.87%, 1/1/34(a)		825,000
445,000	Massachusetts DFA IDR for Leaktite Corp., 2.00%, 8/1/19(a)		445,000
300,000	Massachusetts DFA Senior Living Facility for New England Deaconess Association, 1.70%, 6/1/34 (a)		300,000
1,250,000	Massachusetts DFA SWD for Newark Group Inc. Project, Series C, 2.00%, 7/1/31(a)		1,250,000
1,200,000	Massachusetts HEFA for Bentley College Issue, Series K, 1.88%, 7/1/30(a)		1,200,000
510,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 1.90%, 7/1/27(a)		510,000
1,375,000	Massachusetts HEFA for Harvard University, Series Y, 1.60%, 7/1/35(a)(b)		1,375,000
880,000	Massachusetts HEFA for MIT, Series J-2, 1.60%, 7/1/31(a)(b)		880,000
1,365,000	Massachusetts HEFA for Partners Healthcare Systems, Series D-4, 1.74%, 7/1/38(a)		1,365,000
50,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 1.87%, 7/1/27(a)		50,000
1,330,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.73%, 11/1/30(a)		1,330,000
1,200,000	Massachusetts HEFA for Wellesley College, Series E, 1.65%, 7/1/22(a)(b)		1,200,000
195,000	Massachusetts HEFA for Williams College, Series E, 1.57%, 8/1/14(a)(b)		195,000
1,070,000	Massachusetts HFA for Single Family Housing, 2.08%, 12/1/30(a)		1,070,000
900,000	Massachusetts State GO Unlimited, Series A, 1.85%, 9/1/16(a)		900,000
530,000	Massachusetts State GO Unlimited, Series B, 1.75%, 9/1/16(a)		530,000
1,400,000	Massachusetts WRA for Water Utility Improvements, Series B, 1.90%, 8/1/31(a)		1,400,000
			24,662,000
	PUERTO RICO - 8.1%
795,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series C4, 2.10%, 7/1/18 (a)		795,000
1,500,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series B, 2.15%, 7/1/32 (a)		1,500,000
			2,295,000

	Total Investments (Cost* $27,957,000)	98.4%	27,957,000
	Other Assets less Liabilities	1.6	465,625
	Net Assets	100.0%	28,422,625

	Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
	25,853,720 shares, Class R		1.00
	2,568,906 shares, Class Treasurer’s Trust		1.00

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$27,957,000.00
Level 3- Significant Unobservable Inputs	0
Total	$27,957,000.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - MICHIGAN MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 99.7%

	LOUISIANA - 1.7%
$500,000	South LA Port Revenue, 1.91%, 1/1/27 (a)		$500,000

	MICHIGAN - 87.0%
1,350,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 1.80%, 11/1/25(a)		1,350,000.00
100,000	Detroit EDC for Waterfront Reclamation, Series A, 1.90%, 5/1/09(a)		100,000.00
1,070,000	Detroit Sewer Disposable Revenue for Senior Lien, Series C-1, 3.00%, 7/1/27(a)		1,070,000.00
110,000	Green Lake Township EDC for Interlochen Center Project, 2.35%, 6/1/34(a)		110,000.00
1,335,000	Jackson County EDC for Thrifty Leoni Inc. Project, 1.68%, 12/1/14(a)		1,335,000.00
375,000	Jackson County EDC for Vista Grande Villa, Series A, 2.40%, 11/1/31(a)		375,000.00
2,700,000	Jackson County HRB for W.A. Foote Memorial Hospital, Series C, 2.00%, 5/12/26(a)		2,700,000.00
525,000	Kalamazoo HRB for Bronson Methodist Hospital, 2.20%, 5/15/36(a)		525,000.00
1,350,000	Kentwood EDC for Holland Home, Series B, 1.80%, 11/1/32(a)		1,350,000.00
1,235,000	Lenawee County EDC for Siena Heights University Project, 1.90% 11/1/24(a)		1,235,000.00
1,295,000	Michigan State Building Authority for Multi-Modal Facilities Program, Series II A, 1.85%, 10/15/40(a)		1,295,000.00
1,270,000	Michigan HFR for Henry Ford Health, Series B, 1.80%, 11/15/40(a)		1,270,000.00
1,390,000	Michigan State HDA MHR for Courtyards of Taylor, Series A, 1.98%, 8/15/32(a)		1,390,000.00
590,000	Michigan State University General Revenue, Series A, 2.30%, 8/15/32(a)		590,000.00
985,000	Michigan Strategic Fund for American Cancer Society Project, 1.87%, 6/1/37(a)		985,000.00
2,000,000	Michigan Strategic Fund for Detroit Edison, Series ET, 1.85%, 8/1/29(a)		2,000,000.00
100,000	Michigan Strategic Fund for Louisiana-Pacific Corp., 1.90%, 9/1/09(a)		100,000.00
890,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 2.08%, 8/1/31(a)		890,000.00
770,000	Michigan Strategic Fund for MOT LLC Project, 1.90%, 12/1/34(a)		770,000.00
1,365,000	Michigan Strategic Fund for Rest Haven Christian Services, 1.85%, 11/15/34(a)		1,365,000.00
1,390,000	Milan Area Schools Unlimited GO, 1.75%, 5/1/30(a)		1,390,000.00
1,445,000	University of Michigan Revenue for General Purposes, Series B, 1.40%, 4/1/28(a)(b)		1,445,000.00
1,350,000	University of Michigan Revenue for Hospital Purposes, Series A, 1.75%, 12/1/27(a)(b)		1,350,000.00
400,000	Woodhaven Brownstown School District GO for School Building and Site, Series B, 1.92%, 5/1/34(a)		400,000.00
			25,390,000.00
	NEW YORK - 4.8%
1,390,000	New York State Energy Development, 1.69%, 6/1/29 (a)		1,390,000.00

	PUERTO RICO - 6.2%
505,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		505,000.00
600,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series A-4, 2.30%, 7/1/31(a)		600,000.00
200,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series B, 2.15%, 7/1/32(a)		200,000.00
500,000	Puerto Rico Commonwealth, 1.70%, 7/1/34 (a)		500,000.00
			1,805,000.00

	Total Investments (Cost* $29,085,000)	99.7%	29,085,000
	Other Assets less Liabilities	0.3	96,290
	Net Assets	100.0%	$29,181,290

See notes to financial statements.

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$29,085,000.00
Level 3- Significant Unobservable Inputs	0
Total	$29,085,000.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - NEW JERSEY MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 95.2%

	ARIZONA - 2.5%
$1,780,000	Arizona Sports and Tourism Authority, 1.85%, 7/1/36 (a)		$1,780,000

	NEW JERSEY - 82.0%
500,000	Camden County,NJ Import Authority, 2.14%, 7/1/29		500,000
600,000	Essex County for Jewish Community Center Metrowest Project, 1.81%, 7/1/25(a)		600,000
3,530,000	Hudson County Pooled Government Loan Program, 1.90%, 7/15/26(a)		3,530,000
2,450,000	New Jersey Building Authority Revenue, Sub-Series A-3, 1.65%, 6/15/23(a)		2,450,000
2,535,000	New Jersey Building Authority Revenue, Sub-Series A-4, 1.65%, 6/15/23(a)		2,535,000
975,000	New Jersey EDA for Cascade Corp., Series A, 1.78%, 2/1/38(a)		975,000
2,305,000	New Jersey EDA for Catholic Community Services Project, 1.83%, 5/1/23(a)		2,305,000
935,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 1.72%, 1/1/36(a)		935,000
3,530,000	New Jersey EDA for Geriatrics Housing Services Project, 1.71%, 11/1/31(a)		3,530,000
2,020,000	New Jersey EDA for Hun School of Princeton Project, 1.79%, 11/1/34(a)		2,020,000
250,000	New Jersey Health Care Facs, Comp. Program, Series A-8, 1.81%, 07/01/23(a)		250,000
400,000	New Jersey Health Care Facs, Childrens Specialized, Series B, 1.78%, 07/01/36(a)		400,000
4,905,000	New Jersey Health Care Facs, Ref Underwood Memorial Hospital, 1.70%, 07/01/33(a)		4,905,000
750,000	New Jersey EDA for Port Newark Container LLC, 1.90%, 7/1/30(a)		750,000
1,000,000	New Jersey EDA for Ranney School Project, 1.75%, 8/1/37(a)		1,000,000
1,480,000	New Jersey EDA for Republic Services Inc. Project, 1.90%, 9/1/13(a)		1,480,000
1,025,000	New Jersey EDA for Stuart Country Day School, 1.90%, 10/1/32(a)		1,025,000
2,340,000	New Jersey EDA for Thermal Energy Facilities Ltd., Series A, 1.85%, 12/1/31(a)		2,340,000
2,525,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 1.90%, 9/1/31(a)		2,525,000
1,550,000	New Jersey EDA for USGA Project, 1.79%, 5/1/23(a)		1,550,000
900,000	New Jersey EDA for VPR Commerce Center Project, 1.79%, 8/1/17(a)		900,000
2,200,000	New Jersey EFA, Series 97-A, 1.60%, 11/03/08(a)		2,200,000
2,300,000	New Jersey HCF for Community Hospital, Series A-1, 1.81%, 7/1/20(a)		2,300,000
800,000	New Jersey HCF for Matheny School Hospital, Series A-2, 1.78%, 7/1/23(a)		800,000
500,000	New Jersey HCF for Meridian Health System, Series A, 1.60%, 7/1/33(a)		500,000
5,000,000	New Jersey HCF for Meridian, 1.93%, 7/1/38(a)		5,000,000
400,000	New Jersey HCF for Robert Wood Johnson @ Rahway Hospital, Series A-8, 1.77%, 7/1/23(a)		400,000
3,205,000	New Jersey HCF for St. Barnabas, Series A, 1.71%, 7/1/31(a)		3,205,000
3,445,000	New Jersey State Housing & Mortgage Finance Agency MFH, Series G, 1.95%, 5/1/34(a)		3,445,000
70,000	New Jersey State Housing & Mortgage Finance Agency Single Family, Series O, 2.03%, 10/1/26(a)		70,000
2,530,000	New Jersey Turnpike Authority, Series C-1, 2.0%, 1/1/24(a)		2,530,000
755,000	New Jersey Turnpike Authority, Series C-2, 2.0%, 1/1/24(a)		755,000
335,000	Union City GO, 6.38%, 11/1/08		336,895
			58,046,895

	FLORIDA - 0.5%
345,000	Florida Housing Financial Corp.,Mtg Wellesley Apts., 1.93%, 8/1/35(a)		345,000

	MARYLAND - 1.6%
1,150,000	Maryland St Dept Hsg & Community Dev, Multifamily Parklane Apts-C, 1.85%, 02/15/34		1,150,000

	NEW YORK - 10.8%
2,925,000	New York HDC Multifamily for Boricua Village Apartments Site, Series A-2, 1.85%, 9/1/42(a)		2,925,000
3,500,000	New York St HSG Fin Agy Rev, Kew Gardens Hills, Series A, 1.95%, 05/15/36 (a)		3,500,000
1,200,000	New York St HSG Fin Agy Rev, Worth St, Series A, 1.85%, 05/15/33(a)		1,200,000
			7,625,000
	PENNSYLVANIA - 1.4%
1,000,000	Delaware Riv. Jt Toll Brdg,Series B-1, 1.81%, 7/1/32 (a)		1,000,000
10,000	Indiana County PA Dev Authority, Adj- Conemaugh Projects, Series A, 1.85%, 6/1/27		10,000
			1,010,000
	PUERTO RICO - 0.9%
20,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		20,000
645,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-7, 1.90%, 7/1/33(a)		645,000
			665,000

	Total Investments (Cost* $70,621,895)	99.8%	70,621,895
	Other Assets less Liabilities	0.2	151,342
	Net Assets	100.0%	$70,773,237

See notes to financial statements.

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$70,621,895.00
Level 3- Significant Unobservable Inputs	0
Total	$70,621,895.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II - OHIO MUNICIPAL MONEY-MARKET FUND

STATEMENT OF NET ASSETS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 99.6%

	OHIO - 98.7%
$1,485,000	Akron Bath Copley Joint Township HRB for Summa Health System, Series B, 1.88%, 11/1/34(a)		$1,485,000
375,000	Allen County HCF for Mennonite Memorial Home Project, 1.84%, 2/1/18(a)		375,000
950,000	Allen County HCF, 1.63%, 10/1/31(a)		950,000
980,000	Butler County HCF for Lifesphere Project, 1.75%, 5/1/27(a)		980,000
1,450,000	Cleveland Waterworks Revenue, Series L, 2.00%, 1/1/33(a)		1,450,000
1,370,000	Cleveland-Cuyahoga County Port Authority for Carnegie/89th Garage Project, 1.77%, 1/1/37(a)		1,370,000
845,000	Cleveland-Cuyahoga County Port Authority for Euclid/93rd Garage & Office, 1.80%, 1/1/34(a)		845,000
1,300,000	Cleveland-Cuyahoga County Port Authority for Special Buildings 1 & 3 LLC, 1.95%, 1/1/27(a)		1,300,000
500,000	Clinton County Airport Facilities Revenue for Wilmington Air Park Inc., 1.88%, 6/1/11(a)		500,000
750,000	Columbus Regional Airport Authority for Capital Funding, Series A, 1.86%, 3/1/34(a)		750,000
1,100,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 1.94%, 3/1/32(a)		1,100,000
3,000,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.88%, 7/1/31(a)		3,000,000
595,000	Franklin County HCF for Friendship Village of Dublin, Series B, 1.80%, 11/1/34(a)		595,000
240,000	Franklin County HRB for U.S. Health Corporation, Series B, 1.77%, 12/1/20(a)		240,000
435,000	Greene County Revenue for Fairview Extended, Series B, 1.83%, 1/1/11(a)		435,000
900,000	Hamilton County HCF for Episcopal Retirement Homes Inc., Series B, 1.95%, 6/1/35(a)		900,000
820,000	Hamilton County HCF for MLB Hilltop Health Facilities Project, Series A, 1.75%, 6/1/22(a)		820,000
300,000	Kent State University General Revenue Receipts, 2.58%, 5/1/31(a)		300,000
1,100,000	Miami Dade County IDR, 2.00%, 4/1/30(a)		1,100,000
850,000	Middleburgh Heights HRB for Southwest General Health, 1.88%, 8/15/22(a)		850,000
500,000	Montgomery County HRB for Kettering Health, Series B, 1.95%, 8/1/47(a)		500,000
1,300,000	Montgomery County MFH for Cambridge Commons Apartments, Series A, 1.91%, 4/1/38(a)		1,300,000
300,000	Ohio HFA MFH for Chambrel at Montrose, Series F, 1.98%, 11/15/32(a)		300,000
1,200,000	Ohio HFA MFH for Shannon Glen Apartments Project, 2.08%, 12/15/36(a)		1,200,000
150,000	Ohio State Air Quality DAR for Firstenergy Nuclear Generation, Series A, 1.87%, 6/1/33(a)		150,000
650,000	Ohio State Air Quality DAR for Ohio Edison Project, Series A, 1.75%, 2/1/14(a)		650,000
500,000	Ohio State Air Quality DAR for Timken Co. Project, 1.75%, 11/1/25(a)		500,000
1,500,000	Ohio State Building Authority for Adult Correction, Series A, 5.50%, 10/1/08		1,504,593
820,000	Ohio State EFA for Ashland University Project, 1.95%, 9/1/24(a)		820,000
1,320,000	Ohio State EFA for Case Western University, Series A, 1.75%, 10/1/31(a)		1,320,000
100,000	Ohio State University General Revenue Receipts for University & College Improvements, 1.90%, 12/1/27(a)(b)		100,000
880,000	Ohio State WDA PCR for Firstenergy Nuclear Generation Project, Series A, 1.95%, 8/1/33(a)		880,000
250,000	Ohio State WDA PCR for Firstenergy Nuclear Generation Project, Series B, 1.85%, 1/1/34(a)		250,000
100,000	Richland County HCF for Wesleyan Senior Living, Series A, 1.83%, 11/1/27(a)		100,000
255,000	Richland County HCF for Wesleyan Senior Living, Series B, 1.83%, 11/1/27(a)		255,000
1,460,000	Toledo City Services Special Assessment Notes, 1.82%, 12/1/10(a)		1,460,000
565,000	Toledo-Lucas County Port Authority Revenue for Franciscan Communities of St. Mary, Series C, 1.80%, 5/15/38(a)		565,000
1,300,000	University of Akron General Receipts Revenue, Series C-2, 2.25%, 1/1/29(a)		1,300,000
500,000	Wellsville City School District, 5.65%, 12/1/08		514,414
			33,014,008
	PUERTO RICO - 0.9%
285,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)		285,000

	Total Investments (Cost* $33,299,008)	99.6%	33,299,008
	Other Assets less Liabilities	0.4	154,025
	Net Assets	100.0%	$33,453,033

	(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

	Level 1 — quoted prices in active markets for identical securities.
	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

	The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$33,299,008.00
Level 3- Significant Unobservable Inputs	0
Total	$33,299,008.00

RESERVE MUNICIPAL MONEY-MARKET TRUST II - PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 99.8%

	PENNSYLVANIA - 99.8%
$610,000	Allegheny County IDA, 1.82%, 5/1/38(a)		$610,000
1,000,000	Allegheny County IDA for United Jewish Federation, Series B, 1.82%, 10/1/25(a)		1,000,000
700,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, Series A, 1.77%, 1/1/35(a)		700,000
340,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, Series B, 1.77%, 12/1/35(a)		340,000
1,590,000	Berks County IDA for Kutztown University Foundation Project, 1.88%, 1/1/29(a)		1,590,000
830,000	Bucks County IDA for Law School Admission Council, 1.90%, 5/1/33(a)		830,000
1,400,000	Bucks County IDA for Pennswood Village Project, Series B, 1.94%, 10/1/34(a)		1,400,000
1,275,000	Butler County IDA for Concordia Lutheran, Series B, 1.80%, 8/1/30(a)		1,275,000
2,300,000	Butler County IDA, 2.07%, 4/1/18(a)		2,300,000
1,300,000	Connecticut State HEFA, 1.99%, 5/15/33(a)		1,300,000
2,490,000	Cumberland County Municipal Authority for Asbury Obligated Group, 1.83%, 1/1/41(a)		2,490,000
2,070,000	Cumberland County Municipal Authority for Presbyterian Homes, Series B, 1.79%, 12/1/32(a)		2,070,000
2,300,000	Delaware County IDA for Sun Inc., 1.85%, 11/1/33(a)		2,300,000
150,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.75%, 12/1/19(a)		150,000
1,890,000	Fayette County HRB for Fayette Regional Health Systems, Series B, 1.82%, 6/1/37(a)		1,890,000
750,000	Indiana County IDA PCR for Conemaugh Project, Series A, 1.85%, 6/1/27(a)		750,000
1,970,000	Lawrence County IDA for Villa Maria Project, 1.95%, 7/1/33(a)		1,970,000
1,850,000	Lebanon County HCF for ECC Retirement Village Project, 1.89%, 10/15/25(a)		1,850,000
500,000	Lehigh County General Purpose Authority, 2.55%, 7/1/28(a)		500,000
2,330,000	Lehigh County General Purpose Authority for Shepherd Group, Series B, 1.80%, 11/1/27(a)		2,330,000
3,500,000	Montgomery County IDA, 1.65%, 9/8/08(a)		3,500,000
120,000	Montgomery County HEA for William Penn Charter, 1.82%, 9/15/31(a)		120,000
410,000	Nazareth Area School District GO for School Improvements, 2.10%, 2/1/31(a)		410,000
745,000	Pennsylvania Energy Development for B&W Ebensburg Project, 1.92%, 12/1/11(a)		745,000
1,600,000	Pennsylvania State EFA, 1.90%, 6/1/35(a)		1,600,000
2,520,000	Pennsylvania State EFA for Drexel University, Series B, 1.79%, 5/1/32(a)		2,520,000
620,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 1.79%, 11/1/14(a)		620,000
1,000,000	Pennsylvania State EFA for Thomas Jefferson University, Series B, 1.77%, 2/1/31(a)		1,000,000
2,450,000	Pennsylvania State Turnpike Commission for Turnpike Revenue, Series A-3, 1.82%, 12/1/30(a)		2,450,000
1,310,000	Philadelphia IDA, 1.77%, 6/1/32(a)		1,310,000
2,160,000	Philadelphia WSR, 2.20%, 6/15/23		2,160,000
610,000	Pittsburgh WSR, 2.65%, 9/1/08		610,000
870,000	Quaker Valley School District GO, 3.00%, 10/1/08		870,591
1,750,000	Shaler Area School District GO, Series A, 2.00%, 11/15/08		1,749,888
30,000	Southcentral General Authority for Wellspan Health, Series B, 6.50%, 5/15/31(a)		30,000
1,450,000	University of Pittsburgh of the Commonwealth, 1.82%, 9/15/13(a)		1,450,000
1,000,000	University of Pittsburgh of the Commonwealth, 1.93%, 9/15/18(a)		1,000,000
1,525,000	University of Pittsburgh of the Commonwealth, 1.82%, 9/15/26(a)		1,525,000
2,015,000	Upper Dauphin County IDA, 1.90%, 12/1/26(a)		2,015,000
975,000	Washington County for Girard Estate Project, 1.55%, 6/1/27(a)		975,000
2,660,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 1.82%, 1/1/36(a)		2,660,000
475,000	Wilkins Area GO, 1.83%, 1/1/21(a)		475,000
			57,440,479

	Total Investments (Cost* $57,440,479)	99.8%	57,440,479
	Other Assets less Liabilities	0.2	95,807
	Net Assets	100.0%	$57,536,286

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$57,440,479.00
Level 3- Significant Unobservable Inputs	0
Total	$57,440,479.00

RESERVE MUNICIPAL MONEY-MARKET TRUST II - VIRGINIA MUNICIPAL MONEY-MARKET FUND

STATEMENT OF NET ASSETS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 97.9%

	VIRGINIA - 85.6%
$800,000	Alexandria IDA for Goodwin House Inc., 2.40%, 10/1/35(a)		$800,000
200,000	Alexandria IDA for Pooled Loan Program, Series A, 1.90%, 7/1/26(a)		200,000
1,670,000	Arlington County for Ballston Public Parking, 1.70%, 8/1/17(a)		1,670,000
400,000	Botetourt County IDA for Virginia Forge Co. LLC Project, 2.10%, 7/1/11(a)		400,000
300,000	Capital Region Airport Commission for Passenger Facilities, Series B, 1.85%, 6/1/35(a)		300,000
1,500,000	Charles City County EDA SWD for Waste Management Inc. Project, Series A, 2.15%, 2/1/29(a)		1,500,000
1,000,000	Charlottesville IDA EFA for University of Virginia Foundation Projects, Series B, 1.85%, 12/1/37(a)		1,000,000
500,000	Charlottesville IDA for Sequel Investors LP, Series B, 1.82%, 12/1/13(a)		500,000
1,100,000	Chesapeake HRB for Chesapeake General Hospital, Series B, 1.85%, 7/1/31(a)		1,100,000
1,640,000	Chesterfield County EDA, 1.85%, 11/1/42(a)		1,640,000
1,450,000	Clarke County IDA HRB for Winchester Medical Center Inc., 2.20%, 1/1/30(a)		1,450,000
195,000	Fairfax County EDA for George Mason University Foundation Inc.Project, 1.85%, 2/1/29(a)		195,000
1,445,000	Fairfax County EDA for Smithsonian Institution, Series A, 1.80%, 12/1/33(a)		1,445,000
855,000	Hampton MFH for Shoreline Apartments Project, 2.00%, 12/1/19(a)		855,000
880,000	Hanover County IDA Residential Care Facility for Covenant Woods, 1.86%, 7/1/29(a)		880,000
600,000	Henrico County EDA Residential Care Facility for Westminster Centerbury, Series B, 1.85%, 10/1/35(a)		600,000
970,000	James City County IDA MFH for Chambrel Project, 1.98%, 11/15/32(a)		970,000
200,000	King George County IDA for Birchwood Power Partners Project, 2.62%, 11/1/25(a)		200,000
1,055,000	King George County IDA for Birchwood Power Partners Project, Series A, 2.50%, 10/1/24(a)		1,055,000
1,690,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 2.15%, 9/1/21(a)		1,690,000
500,000	Lexington IDA EFA for VMI Development Board Inc. Project, 2.45%, 12/1/36(a)		500,000
750,000	Loudoun County IDA for Howard Hughes Medical Institute, Series E, 1.75%, 2/15/38(a)		750,000
435,000	Loudoun County IDA for Loudoun County Day School Inc., 1.78%, 3/1/38(a)		435,000
725,000	Madison County IDA EFA for Woodberry Forest School, 2.42%, 10/1/37(a)		725,000
1,140,000	Newport News HDA MFH for Springhouse Apartments Project, 1.98%, 9/1/26(a)		1,140,000
645,000	Norfolk EDA, 2.20%, 11/1/34(a)		645,000
450,000	Roanoke IDA for Carilion Health System, Series C-1, 2.35%, 7/1/27(a)		450,000
130,000	Roanoke IDA for Carilion Health System, 2.55%, 7/1/36(a)		130,000
990,000	Spotsylvania County GO for School Improvements, 5.00%, 1/15/09		1,000,840
1,415,000	Suffolk HDA MFH for Oak Springs Apartments, 2.00%, 12/1/19(a)		1,415,000
1,950,000	University of Virginia General Revenue, Series A, 1.25%, 6/1/34(a)		1,950,000
920,000	Virginia Beach DAR EFA for Virginia Wesleyan College Project, 1.90%, 7/1/33(a)		920,000
750,000	Virginia Commonwealth University Health System Authority, Series A, 2.43%, 7/1/37(a)		750,000
			29,260,840
	PUERTO RICO - 12.3%
255,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		255,000
650,000	Puerto Rico Commonwealth GO, 2.15%, 7/1/32(a)		650,000
3,280,000	Puerto Rico Commonwealth GO, Series A-6 2.15%, 7/1/33(a)		3,280,000
			4,185,000

	Total Investments (Cost* $33,445,840)	97.9%	33,445,840
	Other Assets less Liabilities	2.1	631,320
	Net Assets	100%	$34,077,160

(1) Recent Accounting Pronouncement (continued):

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0
Level 2- Other Significant Observable Inputs	$33,445,840.00
Level 3- Significant Unobservable Inputs	0
Total	$33,445,840.00

(2) Subsequent Events:

As of October 7, 2008, and until further notice, the Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund,  Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund and Virginia Municipal Money-Market Fund (the “Funds”) are not offering any class of shares for purchase, except through dividend reinvestment. In addition, in accordance with relief provided pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”) under section 22(e) of the Investment Company Act of 1940 (“1940 Act”), the Funds other than the Massachusetts Municipal Money-Market Fund suspended the right of redemption and postponed the date of payment upon redemption of shares for an indefinite period. At times since September 15, 2008 the Funds failed to transmit shareholder redemption proceeds within seven calendar days of receipt of the redemption request as required by the 1940 Act.

The Board of Trustees of the Reserve Municipal Money-Market Trust II (“Board”) has voted to liquidate the net assets of the Funds and distribute the resulting proceeds to fund shareholders. Upon conclusion of such distributions, the Funds will become inactive.

Under the SEC exemptive order, any distributions to shareholders of the Funds other than the Massachusetts Municipal Money-Market Fund are subject to the supervision of the SEC. Concerning the Fund, the Board and RMCI are currently working with the SEC to develop a plan to distribute the net assets of the Funds other than the Massachusetts Municipal Money-Market Fund but cannot currently estimate the timing or amount of distributions to be made to shareholders. The Massachusetts Municipal Money-Market Fund has not requested any relief from the SEC and is paying out proceeds in accordance with Section 22(e) of the 1940 Act.

Due to recent economic turmoil, the net assets of the Funds have significantly declined (see Note 3) resulting from significant redemptions by investors in the Funds.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions is directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund and the U.S. Government Fund.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund’s holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. (“Lehman”), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman resulted in a decrease to the fair values of all debt securities issued by Lehman and held by the Primary Fund as determined by the Board of Trustees. The fair value declines of the Primary Fund’s assets coupled with the aforementioned redemptions on and after September 15, 2008 resulted in the Fund’s significant decline in net asset value/share. As a result, the U.S. Government Fund experienced significant redemption demands. At the same time, the extreme illiquidity of the financial markets and the limited number of bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests difficult. Faced with this, the U.S. Government Fund obtained relief from the SEC permitting the U.S. Government Fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption.

The above mentioned actions variously allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the U.S. Treasury Fund, and the Funds.

The conditions and events described above resulted in a significant decline in the net assets of the Funds and in the Funds’ ability to meet shareholder redemption requests as required by the 1940 Act subsequent to May 31, 2008 and, accordingly, contributed to the liquidation of the Funds. Further, the conditions and events described above may result in the Funds disposing of their assets at distressed prices in order to meet shareholder redemption requests.

As a result of the decline of the Primary Fund’s NAV below $1 the process of determining accurately the number of shares each investor held in the Primary Fund has proven extremely complex. Reserve is currently undergoing an extensive reconciliation process to ensure all shareholder accounts are in balance.

(3) Recent net assets and redemptions payable information (Unaudited):

Net assets of the Funds as of October 3, 2008 were as follows:

Interstate Tax-Exempt Fund	$180,869,965
California Municipal Money-Market Fund	$5,068,667
Connecticut Municipal Money-Market Fund	$10,568,258
Florida Municipal Money-Market Fund	$17,492,908
Massachusetts Municipal Money-Market Fund	$4,746,389
Michigan Municipal Money-Market Fund	$6,410,747
New Jersey Municipal Money-Market Fund	$24,218,333
Ohio Municipal Money-Market Fund	$5,929,859
Pennsylvania Municipal Money-Market Fund	$3,495,238
Virginia Municipal Money-Market Fund	$5,193,907

Redemptions payable as of October 3, 2008 were as follows:

Interstate Tax-Exempt Fund	$341,316,961
California Municipal Money-Market Fund	$648,754
Florida Municipal Money-Market Fund	$2,045,108
Massachusetts Municipal Money-Market Fund	$2,774,676
Michigan Municipal Money-Market Fund	$670,624
New Jersey Municipal Money-Market Fund	$862,902
Ohio Municipal Money-Market Fund	—
Pennsylvania Municipal Money-Market Fund	$171,966
Virginia Municipal Money-Market Fund	$318,846

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust II

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date October 29, 2008

*  Print the name and title of each signing officer under his or her signature.